As filed with the Securities and Exchange Commission on April 27, 1998.

                                                      Registration Nos. 33-37883
                                                                        811-6231
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|
                       POST-EFFECTIVE AMENDMENT No. 11                       |X|
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|
                              AMENDMENT No. 13                               |X|
                        (Check appropriate box or boxes)


                            ------------------------

                                GIAC FUNDS, INC.
                                    Formerly
                                 GBG FUNDS, INC.
                                    formerly
                     BAILLIE GIFFORD INTERNATIONAL FUND, INC
               (Exact Name of Registrant as Specified in Charter)

                 C/O THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                   201 PARK AVENUE SOUTH, NEW YORK, NEW YORK          10003
                    (Address of Principal Executive Offices)        (Zip Code)
                  Registrant's Telephone Number: (212) 598-8259

                            ------------------------

                                                       Copy to:
       Richard T. Potter, Jr., Esq.             Cathy G. O'Kelly, Esq.
       c/o The Guardian Insurance          Vedder, Price, Kaufman & Kammholz
         & Annuity Company, Inc                222 North LaSalle Street
         201 Park Avenue South                  Chicago, Illinois 60601
        New York, New York 10003
(Name and Address of Agent for Service)

                            ------------------------

      It is proposed that this filing will become effective (check appropriate box):


            |_| immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on May 1, 1998 pursuant to paragraph (b) of Rule 485
            |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |_| on (date) pursuant to paragraph (a)(1) of Rule 485
            |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 |_| on (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:

            |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


      The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 26, 1998.


================================================================================

                       BAILLIE GIFFORD INTERNATIONAL FUND
                      BAILLIE GIFFORD EMERGING MARKETS FUND
                         GUARDIAN SMALL CAP STOCK FUND

                              Cross Reference Sheet
           (as required by Rule 495 under the Securities Act of 1933)

Form N-1A Item No.                                                           Location in the Baillie Gifford International Fund
                                                                             and Baillie Gifford Emerging Markets Fund Prospectus
Part A

Item 1.     Cover Page....................................................   Cover Page
Item 2.     Synopsis......................................................   Summary of the Prospectus
Item 3.     Condensed Financial Information...............................   Financial Highlights
Item 4.     General Description of Registrant.............................   Investment Objective and Policies; Risk
                                                                               Considerations; Special Investment
                                                                               Techniques; Miscellaneous Information
Item 5.     Management of the Fund........................................   Structure and Management of the Fund
Item 5A.    Management's Discussion of Fund Performance...................   Performance Results
Item 6.     Capital Stock and Other Securities............................   Dividends, Distributions and Taxes;
                                                                               Miscellaneous Information
Item 7.     Purchase of Securities Being Offered..........................   Purchase and Redemption of Shares;
                                                                               Calculation of Net Asset Value
Item 8.     Redemption or Repurchase......................................   Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings.....................................   Not Applicable


                                                                             Location in the Guardian Small Cap Stock Fund
                                                                             Prospectus
Part A

Item 1.     Cover Page....................................................   Cover Page
Item 2.     Synopsis......................................................   Summary of the Prospectus

Item 3.     Condensed Financial Information...............................   N/A

Item 4.     General Description of Registrant.............................   Investment Objective and Policies; Risk Considerations;
                                                                              Miscellaneous Information
Item 5.     Management of the Fund........................................   Fund Management and the Investment Adviser
Item 5A.    Management's Discussion of Fund Performance...................   Performance Results
Item 6.     Capital Stock and Other Securities............................   Dividends, Distributions and Taxes; Miscellaneous
                                                                               Information
Item 7.     Purchase of Securities Being Offered..........................   Purchase and Redemption of Shares; Calculation of Net
                                                                               Asset Value
Item 8.     Redemption or Repurchase......................................   Purchase and Redemption of Shares
Item 9.     Pending Legal Proceedings.....................................   Not Applicable

Part B

Item 10.    Cover Page....................................................   Cover Page
Item 11.    Table of Contents.............................................   Table of Contents
Item 12.    General Information and History...............................   Not Applicable
Item 13.    Investment Objectives and Policies............................   Investment Restrictions; Special
                                                                               Investment Techniques - International Fund and
                                                                               Emerging Markets Fund; Special Investment Techniques-
                                                                               International Fund, Emerging Markets Fund and
                                                                               Small Cap Stock Fund
Item 14.    Management of the Registrant..................................   Fund Management
Item 15.    Control Persons and Principal Holders of Securities...........   GIAC and Other Fund Affiliates
Item 16.    Investment Advisory and Other Services........................   Investment Manager, Sub-Investment
                                                                               Manager and Distributor; Custodian
                                                                               and Transfer Agent; Independent
                                                                               Auditors and Financial Statements
Item 17.    Brokerage Allocation and Other Practices......................   Portfolio Transactions and Brokerage
Item 18.    Capital Stock and Other Securities............................   Fund Capitalization and Expenses
Item 19.    Purchase, Redemption and Pricing of Securities Being Offered..   Not Applicable
Item 20.    Tax Status....................................................   Taxes
Item 21.    Underwriters..................................................   Investment Manager, Sub-Investment
                                                                               Manager and Distributor
Item 22.    Calculation of Performance Data...............................   Performance Results
Item 23.    Financial Statements..........................................   Independent Auditors and Financial
                                                                               Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

Prospectus

May 1, 1998

BAILLIE GIFFORD INTERNATIONAL FUND
BAILLIE GIFFORD EMERGING MARKETS FUND

This Prospectus offers shares of the Baillie Gifford International Fund and the Baillie Gifford Emerging Markets Fund (the "Funds"). The Funds are diversified series fund portfolios of GIAC Funds, Inc. (the "Company") which is a diversified open-end management investment company.

Baillie Gifford International Fund (the International Fund) invests primarily in common stocks issued by companies domiciled outside the United States and securities that are convertible into such common stocks.

Baillie Gifford Emerging Markets Fund (the Emerging Markets Fund) invests primarily in common stocks issued by emerging market companies and securities that are convertible into such common stocks.

Guardian Baillie Gifford Limited (the "Manager"), which serves as the investment manager for the Funds, is a company formed through a joint venture between the U.S. insurer, The Guardian Insurance & Annuity Company, Inc. ("GIAC"), and the Scottish investment management firm, Baillie Gifford Overseas Limited.

Investment in the Funds is available only to purchasers or current owners of certain variable annuity and variable life insurance contracts issued by GIAC. Certain variable life insurance contracts issued by GIACmay only permit investment in the International Fund.

This Prospectus sets forth important information which a GIAC contractowner should know about the investment policies and operations of the Funds before investing and should be retained for future reference. Additional information about the Funds is contained in a Statement of Additional Information, dated May 1, 1998, which has been filed with the U.S. Securities and Exchange Commission. A copy of the Statement of Additional Information can be obtained, without charge, by calling 1-800-221-3253 or by writing to the Company, c/o GIAC, 201 Park Avenue South, New York, New York 10003. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                                    Contents
          Section                                             Page
          Summary of the Prospectus                              2
          Financial Highlights                                   3
          Investment Objective and Policies                      5
          Risk Considerations                                    7
          Special Investment Techniques                          9
          Structure and Management of the Funds                 11
          Performance Results                                   13
          Calculation of Net Asset Value                        14
          Purchase and Redemption of Shares                     14
          Dividends, Distributions and Taxes                    15
          Miscellaneous Information                             15

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

SUMMARY OF PROSPECTUS

The following summary presents important information concerning the Funds and is qualified in its entirety by the more detailed information contained within this Prospectus.

Investment Objectives and Policies

Each Fund is managed separately, and the risks and opportunities of each Fund should be examined separately.

The International Fund -- The primary investment objective is to seek long-term capital appreciation. Income is not a specific objective, although it is anticipated that long-term capital appreciation will be accompanied by dividend income. The International Fund ordinarily invests at least 80% of its net assets in a diversified portfolio of common stocks issued by companies domiciled outside of the U.S. and in securities that are convertible into such common stocks.

The Emerging Markets Fund -- The primary investment objective is to seek long-term capital appreciation. The Emerging Markets Fund will, under normal conditions, invest at least 65% of its total assets in a portfolio of common stocks issued by emerging market companies and in securities that are convertible into such common stocks. The Fund defines an emerging market company as an entity (i) organized under the laws of, and with a principal office in, an emerging market country (as defined in "Investment Objectives and Policies" below); (ii) that derives 50% or more of its total revenues from either goods or services produced or performed in, or from sales made in emerging market countries (and which may be located in a "gateway" country, as defined herein); or (iii) for which the principal securities market is located in an emerging market country.

Risk Considerations

There are risks involved in all investments of securities. The value a shareholder receives upon redemption of shares may be greater or less than the value of such shares when acquired. Foreign investments by the Funds involve additional special risks and opportunity considerations not typically associated with investing in securities issued by United States companies, such as less publicly available issuer information, less government regulation of issuers or securities markets and increased risk of political unrest and governmental restrictions of issuers. Changes in foreign currency exchange rates may affect the U.S. Dollar value of securities in a Fund's portfolio, net asset value, returns and gains and losses realized on sales of securities, even though the value of the securities in local currency terms may not have changed. Given the particular risks associated with investing in developing countries, an investment in The Emerging Markets Fund should be considered speculative.

Management of the Funds

The Manager serves as investment adviser for each of the Funds and is responsible for the Funds' overall investment management. For its services, the Manager receives a fee of 0.80% of the average daily net assets of The International Fund and 1.00% of the average daily net assets of The Emerging Markets Fund. Baillie Gifford Overseas Limited ("BG Overseas") serves as the sub-manager to each of the Funds and manages the day-to-day operations of the Funds' portfolios. One-half of the fees paid by the Funds to the Manager is payable to BG Overseas for its services as sub-manager.


Purchase and Redemption of Shares

Fund shares are continuously offered at the net asset value per share next determined after a proper purchase request is received by GIAC. Shares of the Funds are only offered to GIAC in connection with the variable annuities and variable life insurance contracts issued through its separate accounts. Owners of variable contracts receive beneficial interests in the Funds by having allocated premium payments or contract values for investment in the Funds.

FINANCIAL HIGHLIGHTS

The following tables provide selected data, total returns and ratios of the Funds and have been audited by Ernst & Young LLP, independent auditors. This information is supplemented by the Company's audited financial statements and accompanying notes for the year ended December 31, 1997 which appear in the Company's 1997 Annual Report to Shareholders. This Annual Report also includes further information on the Funds' 1997 performance and the unqualified report of Ernst & Young LLP on the Funds' 1997 Financial Statements. The Company's 1997 Annual Report is incorporated by reference into the Statement of Additional Information. Free copies of the Company's Statement of Additional Information and the Company's 1997 Annual Report are available by calling the telephone number, or writing to the address, appearing on the cover page of this Prospectus.

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                                                                  The International Fund
                                                       ------------------------------------------------------------------------
                                                                                   Year Ended December 31,
                                                           1997       1996       1995       1994       1993      1992      1991
                                                           ----       ----       ----       ----       ----      ----      ----
Net asset value, beginning of period ................. $  17.26   $  15.37   $  14.69   $  14.69   $  11.16   $ 12.37   $ 10.00
                                                       --------   --------   --------   --------   --------   -------   -------
  Income from Investment Operations
    Net investment income ............................     0.15       0.15       0.16       0.15       0.23      0.09      0.04
    Net realized and unrealized gain/(loss)
     on investments and translations
     of other assets and liabilities
     denominated in foreign currencies ...............     1.91       2.21       1.49      (0.02)      3.54     (1.20)     2.52
    Net increase/(decrease) from investment
     operations ......................................     2.06       2.36       1.65       0.13       3.77     (1.11)     2.56
                                                       --------   --------   --------   --------   --------   -------   -------
Dividends and Distributions to Shareholders from:
    Net investment income ............................    (0.15)     (0.14)     (0.15)     (0.13)     (0.24)    (0.10)    (0.04)
    Distributions in excess of net investment income .    (0.15)     (0.10)     (0.12)        --         --        --        --
    Net realized gain on investments and foreign
     currency related transactions ...................    (0.75)     (0.23)     (0.70)        --         --        --     (0.15)
        Total Dividends and distributions ............    (1.05)     (0.47)     (0.97)     (0.13)     (0.24)    (0.10)    (0.19)
Net asset value, end of period ....................... $  18.27   $  17.26   $  15.37   $  14.69   $  14.69   $ 11.16   $ 12.37
                                                       ========   ========   ========   ========   ========   =======   =======
Total return** .......................................    11.93%     15.41%     11.23%      0.87%     34.04%    (8.90%)    8.56%
                                                       ========   ========   ========   ========   ========   =======   =======
Ratios/supplemental data:
    Net assets, end of period (000's omitted) ........ $534,711   $456,203   $317,287   $303,050   $186,795   $55,175   $36,012
    Ratio of expenses to average
     net assets ......................................     0.97%      0.98%      0.99%      1.03%      1.11%     1.26%     1.67%(a)
    Ratio of net investment income
     to average net assets ...........................     0.74%      0.94%      0.97%      1.11%      1.75%     0.88%     0.61%(a)
    Portfolio turnover rate ..........................       51%        38%        52%        27%        18%       44%       14%
    Average rate of commissions paid (b) ............. $ 0.0214   $ 0.0364

*   Commencement of public offering of the Fund's shares.

** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

(a) Ratios are annualized.

(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                                                                             The Emerging Markets Fund
                                                             ------------------------------------------------------------
                                                                                          Year Ended    October 17, 1994*
                                                                                          December 31,  to December 31,
                                                                 1997          1996          1995            1994
                                                                 ----          ----          ----            ----
Net asset value, beginning of period ......................  $    10.54    $     8.46      $   8.68        $   9.87
                                                             ----------    ----------      --------        --------
   Income from Investment Operations
      Net investment income (loss) ........................        0.09          0.07          0.07           (0.01)
      Net realized and unrealized gain/(loss) on
        investments and translations of other assets and
        liabilities denominated in foreign currency .......        0.12          2.01         (0.12)          (1.17)
                                                             ----------    ----------      --------        --------
      Net increase/(decrease) from investment operations ..        0.21          2.08         (0.05)          (1.18)
                                                             ----------    ----------      --------        --------
   Dividends and Distributions to Shareholders from
      Net investment income ...............................       (0.06)           --         (0.07)          (0.01)
      Dividends in excess of net investment income ........          --            --         (0.10)             --
      Net realized gain on investments and foreign currency
        related transactions ..............................       (0.33)           --            --              --
                                                             ----------    ----------      --------        --------
      In excess of net realized gain on investments .......       (0.19)           --            --              --
                                                             ----------    ----------      --------        --------
        Total dividends and distributions .................       (0.58)           --         (0.17)          (0.01)
                                                             ----------    ----------      --------        --------
Net asset value, end of period ............................  $    10.17    $    10.54      $   8.46        $   8.68
                                                             ==========    ==========      ========        ========

Total return** ............................................        1.97%        24.59%        (0.60%)         11.93%
                                                             ==========    ==========      ========        ========

Ratios/supplemental data:
      Net assets, end of period (000's omitted) ...........  $   87,014    $   67,062      $ 34,218        $ 24,069
      Ratio of expenses to average net assets .............        1.40%         1.53%         1.67%           2.28%(a)
      Ratio of net investment income to average net assets         0.76%         0.85%         0.89%           0.94%(a)
      Portfolio turnover rate .............................          64%           46%           52%             --
      Average rate of commissions paid (b) ................  $   0.0003    $   0.0313

*   Commencement of public offering of the Fund's shares.

** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

(a) Ratios are annualized.

(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. The primary investment objective of each of the Funds is long-term capital appreciation. Income is not a specific objective, although it is anticipated that long-term capital appreciation will be accompanied by dividend income, which may vary depending on the location of the investments. A Fund's investment objective and certain investment restrictions are fundamental policies which may not be changed without shareholder approval. Non-fundamental investment techniques, policies and restrictions of a Fund may be changed by the Company's Board of Directors (the "Board") without shareholder approval. There is no assurance that the Funds will meet their respective investment objectives, and the Funds cannot eliminate the risk of loss inherent in the ownership of securities by following their investment objectives.

Each Fund's investment program is highlighted below, together with information about special investment techniques which may be utilized to seek each Fund's investment objective. Further details and information about each Fund's investment restrictions are set forth in the Statement of Additional Information.

Investment Policies of the Funds. The International Fund -- This Fund will ordinarily invest at least 80% of its net assets in a diversified portfolio of common stocks issued by companies domiciled outside of the U.S. and in securities convertible into, exchangeable for, or which carry the right to acquire such common stocks. It is anticipated that the vast majority of the Fund's investments will normally be divided among four main areas -- Continental Europe, the United Kingdom, Japan and the markets of the Far East (including Australia and New Zealand).

The Emerging Markets Fund -- This Fund will, under normal conditions, invest at least 65% of its total assets in a portfolio of common stocks issued by emerging market companies and in securities which are convertible into, exchangeable for or which carry the right to purchase such common stocks. The Fund defines an emerging market company as an entity (i) organized under the laws of, and with a principal office in, an emerging market country (as defined below); (ii) that derives 50% or more of its total revenue from either goods or services produced or performed in, or from sales made in emerging market countries (and which may be located in a "gateway" country, as described below); or (iii) for which the principal securities market is located in an emerging market country.

As defined by the Fund, an emerging market country includes any country whose economy or markets are considered to be emerging or developing by the International Finance Corporation and the World Bank, as well as countries which are classified by the United Nations as developing. The Manager determines the potential universe of emerging market countries for investment. The Fund currently expects to invest in issuers located in some or all of the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Portugal, the Slovak Republic, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela, and Zimbabwe. The list of countries in which the Fund will potentially invest will vary from time to time, based upon the Manager's assessment of a particular country's present suitability for investment. The Fund may also invest in issuers located in countries which may be deemed by the Manager to be "gateways" into emerging market countries, such as Hong Kong (which serves as a gateway to China) and Austria (which serves as a gateway to Eastern European countries such as Hungary and the Czech Republic).

In addition, the Emerging Markets Fund may ordinarily invest up to 35% of its net assets in a combination of (i) debt securities of government or corporate issuers in emerging market countries; (ii) debt and equity securities of issuers in developed markets, and (iii) cash and money market instruments.

Emerging market debt securities are often rated below investment grade, or may not be rated by rating agencies in the United States. Normally, the Emerging Markets Fund will not invest more than 10% of its total assets in debt securities that are not rated at least investment grade, or if unrated, determined to be of comparable quality by the Manager. The Emerging Markets Fund is not required to sell automatically when the ratings assigned to any of its holdings are reduced below investment grade. Investment in non-investment grade debt securities (commonly known as "junk bonds") are considered predominantly speculative with regard to the payment of interest and principal and therefore carry greater risk, including the possibility of issuer default or bankruptcy.

Certain emerging market countries prohibit direct foreign investment in their capital markets and limit investors in those markets, such as the Emerging Markets Fund, to government-authorized investment companies. In accordance with the Investment Company Act of 1940 (the "1940 Act"), The Emerging Markets Fund may invest up to 10% of its total assets in securities of other investment companies. Shares of these investment companies may at times be acquired at market prices representing a premium over the actual net asset value of their portfolio securities. If shares of another investment company are acquired, shareholders of The Emerging Markets Fund would bear both their proportionate share of the expenses of the Fund, and indirectly, a proportionate share of the expenses of the other investment company as well.


Policies Applicable to Both Funds

Subject to monitoring by the Board, each of the Funds will apportion their investments among various securities markets in several countries and will not normally concentrate investments in any particular industry or country. Under normal circumstances, at least 65% of each Fund's total assets will be invested in countries which are domiciled in at least three different countries outside the United States. However, there are no other limitations on the percentage of portfolio assets which may be invested in securities of issuers of any one country at any given time. The diversification of a Fund's assets on an international basis should, in theory, decrease the degree to which events in any one country can affect the entire portfolio. For liquidity purposes, both Funds may also hold cash in U.S. dollars and foreign currencies and invest in short-term securities, including repurchase agreements and domestic and foreign money market instruments. In addition, both Funds may enter into forward currency transactions or other currency instruments to attempt to minimize the effects of changes in foreign exchange rates, and may enter into options or financial futures transactions to hedge against market or currency risks. (More information concerning such transactions may be found in the section entitled "Special Investment Techniques" below).

In pursuing their investment objectives, both Funds will vary both their geographic scope and the types of securities in which they invest based on continuous evaluations of economic, market and political trends worldwide. To determine how portfolio assets should be allocated, the Manager will consider the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries, and other pertinent financial, social, national and political information. The Manager seeks to identify those issuers whose companies are best situated to be able to make use of these factors and conditions to their economic advantage.

The International Fund will also attempt to apportion its holdings among securities issued by companies at different stages of development, ranging from large, well-established companies to smaller and newer companies. Securities issued by smaller companies may be less liquid and subject to greater market volatility and credit risk than those issued by larger companies.

The Funds may also invest in foreign issuers through sponsored American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") or similar investment vehicles. An ADR is a dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, a foreign security. An EDR is similar but is issued by a European bank. ADRs and EDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets.

The Funds may significantly alter their portfolios as a temporary defensive strategy if, in the judgment of the Manager, investments in international equity securities are at risk because of current or anticipated political or economic conditions. In such event, the Funds may, without any percentage limit, acquire non-convertible preferred stock, debt obligations, securities issued by the U.S. or foreign governments and domestic or foreign money market instruments. Any such securities acquired by a Fund will be "investment grade" at the time of acquisition.

The Emerging Markets Fund may also invest temporarily in cash (U.S. dollars, foreign currency or multinational currency units) or, alternatively, in money market instruments, pending investment of newly received proceeds from the purchase of Fund shares or to meet ordinary daily cash needs.

If the U.S. government restricts any type of foreign investment which may be made by or through the Funds, the Company's Board of Directors will promptly take steps to determine whether significant changes in the Funds' portfolios are appropriate.


RISK CONSIDERATIONS

Risk Considerations Concerning International Investing. Investments in foreign equity securities present opportunities for both increased benefits and risks as compared to investments in U.S. equity securities. In the past, the securities markets in different countries have moved relatively independently from each other due to differences in economic, financial, political and social factors. The Funds invest in various companies and economies outside of the U.S., thereby attempting to take advantage of these differences. This diversification is intended to reduce the volatile effects that investment in any one country or geographic area may have on the portfolio's performance. However, investing in securities of foreign issuers involves certain risks and considerations not typically associated with investing in securities of some U.S. issuers. These risks may include less publicly available or less reliable information and less governmental regulation and supervision of foreign stock exchanges, brokers and issuers. Foreign issuers are not usually subject to uniform accounting, auditing and financial reporting standards, practices and requirements. Securities of foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability and restrictions in the flow of international capital. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities may be longer than the corresponding period for settlement of transactions in domestic securities. It may also be more difficult to obtain and enforce judgments against foreign entities.

The Funds are expected to incur operating expenses which are higher than those of mutual funds investing exclusively in U.S. equity securities since expenses such as brokerage commissions and custodial fees related to foreign investments are often higher than those associated with investments in U.S. securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (See "Dividends, Distributions and Taxes".)

The securities held by the Funds will generally be denominated in currencies other than the U.S. dollar. The U.S. dollar value of a security may tend to decrease when the value of the U.S. dollar rises against the currency in which that security is denominated and may tend to increase when the value of the U.S. dollar falls against such currency. Accordingly, the U.S. dollar value of securities held in a Fund's portfolio and the Fund's net asset value may fluctuate in response to changes in currency exchange rates even though the value of the securities in local currency terms may not have changed. Therefore, changes in foreign exchange rates may affect the value of the securities held in the Funds' portfolios either beneficially or adversely. Fluctuations in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, distributed to shareholders.

If the U.S. government should impose any restrictions, through taxation or other means, on any type of foreign investment which is made by the Funds, the Board will promptly take steps to determine whether significant changes in the Funds' portfolios are appropriate.

Particular Risk Considerations Concerning Emerging Markets. The following risks are applicable to the Emerging Markets Fund and to the International Fund to the extent that it invests in emerging markets. Investing in emerging markets, while offering the potential of more rapid share price appreciation and long term growth than may be available from investments in more developed markets, also present a corresponding higher degree of risk. Thus, an investment in the Emerging Markets Fund should be considered speculative.

Emerging markets may be more likely to be subject to political unrest and economic instability. The result could be nationalization, expropriation or confiscation of assets, or repatriation of investment capital. In the event of such governmental actions, the Funds could lose the entire value of a particular investment or group of investments made in a particular market.

Certain emerging market countries have experienced substantial and, in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many emerging market countries are heavily dependent on international trade and are particularly adversely affected by the imposition of trade barriers and other protectionist measures, as well as the depreciation or devaluation of their currencies, relative to the U.S. dollar. Certain currencies are not free floating against the U.S. dollar, may not be internationally traded, or may not be freely converted into other currencies. A devaluation or restriction in the currencies in which a Fund's portfolio securities investments are made could have an adverse impact on the Fund.

The securities markets in emerging countries may be less developed, and offer less liquidity and more volatility than the markets of more developed countries. Such markets have different clearance and settlement procedures and there may be occasions where settlements are unable to keep pace with the volume of securities transactions, making it difficult to complete such transactions. The inability of a Fund to dispose of a particular portfolio security due to settlement problems may result in the loss of other attractive investment opportunities or, alternatively, in losses to the Fund due to subsequent declines in the value of the portfolio security. If the Fund has entered into a contract to sell the security, settlement problems could result in potential Fund liability to the purchaser of that security.

The political or economic turmoil within a particular country or market could also give rise to the possibility that trading of securities within a particular market could be terminated or severely curtailed, thereby preventing a Fund from either pricing or transacting in certain portfolio securities. The 1940 Act permits registered investment companies such as the Company, on behalf of the Funds, to request that the U.S. Securities and Exchange Commission (the "SEC") make the determination that an emergency exists, thereby permitting a Fund to suspend redemptions of its shares during the emergency period. In the event that such circumstances should arise, the Fund would consider applying to the SEC for a determination that an emergency exists within the meaning of the 1940 Act. Prior to the receipt of the SEC's determination, portfolio securities in the affected markets would be priced at fair value as determined in good faith by or under the direction of the Board.

Portfolio Turnover Rate. Each Fund's portfolio turnover rate may vary significantly from year to year. Although neither Fund intends to trade securities for short term profit, there is no limitation on the length of time securities must be held by a Fund prior to being sold. The annual portfolio turnover rate of the Funds is not usually expected to exceed 75%. (An annual portfolio turnover rate of 100% would occur if all of the investments held in a Fund's portfolio were replaced in a one-year period.)

SPECIAL INVESTMENT TECHNIQUES

This section describes the types of special investment techniques which both Funds may utilize in an effort to achieve their investment objectives and also describes the risks associated with such investment techniques. These techniques and related risks are described in more detail in the Statement of Additional Information.

Forward Foreign Currency Transactions. Forward foreign currency exchange contracts are used to manage the risks associated with changes in exchange rates. A forward foreign currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for foreign currencies at a specified future date. The Manager generally uses currency exchange contracts to fix definite prices for securities it has agreed to buy or sell. These contracts are also used to hedge the Funds' investments against adverse exchange rate changes. The profitable use of forward foreign currency transactions depends on the Manager's ability to predict changes in exchange rates between the U.S. dollar and foreign currencies. The Funds may incur either a gain or loss on these transactions, which require skills that are different from those needed to select the Funds' investments. While forward foreign currency transactions may help reduce losses on securities denominated in foreign currencies, they may also reduce gains on such securities depending on the actual changes in the subject currencies. The Funds will not enter into forward foreign currency transactions for speculative purposes.

Financial Futures Transactions. To attempt to hedge against fluctuations in interest rates or securities prices, the Funds may purchase or sell interest rate futures contracts and securities index futures contracts (collectively, "financial futures contracts"). Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. Securities index futures contracts are similar in economic effect, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash. The Funds may also purchase and write put and call options on financial futures contracts as an attempt to hedge against market risks.

There are special risks associated with entering into financial futures contracts. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which a Fund invests. There is also a risk that a Fund will be unable to close a futures position when desired because there is no liquid secondary market for it.

The skills needed to use financial futures contracts effectively are different from those needed to select a Fund's investments. If the Manager misjudges the general direction of interest rates or markets, the Funds' overall performance may be poorer than if no financial futures contracts had been entered into. It is possible that a Fund could lose money on a financial futures contract and also on the price of related securities, adversely affecting the Fund's performance.

The risk of loss in trading financial futures contracts can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. A relatively small price movement in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a contractholder. It is possible for a price-related loss to exceed the amount of a Fund's margin deposit.

Neither of the Funds will enter into financial futures contracts for speculative purposes.

Options Transactions. The Funds may purchase or write (sell) options on individual securities, securities indices and financial futures contracts to attempt to: (1) reduce the overall risk of their investments; (2) manage foreign currency exposure; (3) protect unrealized gains; or (4) facilitate the sale of portfolio securities for investment purposes. The Funds use options as a temporary substitute for purchasing or selling particular securities. The Funds engage in options transactions as a hedging technique, and not for speculative purposes. Using options as a successful hedge depends on the ability of the Funds' Manager to predict pertinent market movements. Incorrect predictions may make engaging in such transactions riskier to the Funds than trading in the securities which each Fund is authorized to buy and sell.

Basically, there are two types of options: call options and put options. The purchaser of a call option acquires the right to buy a security at a fixed price during a specified period. The writer (seller) of such an option is then obligated to sell the security if the option is exercised, and bears the risk that the security's market price will increase over the purchase price set by the option. The purchaser of a put option acquires the right to sell a security at a fixed price during a specified period. The writer of such an option is then obligated to buy the security if the option is exercised, and bears the risk that the security's market price will decline from the purchase price set by the option. Options are typically purchased subject to a premium which can reduce the risks retained by the option writer.

As the writer of a covered call option or the purchaser of a secured put option, a Fund must own securities that can be used to cover or secure any such outstanding options. Also, when a Fund writes a put option, it must segregate either cash or liquid, high-grade debt securities that are marked to market daily with the Fund's custodian. The value of such segregated assets must at least equal the exercise price of the put option. Segregating assets may limit a Fund's ability to pursue other investment opportunities while options are outstanding. The cover for a call option that is related to a foreign currency can be short-term debt securities having a value equal to the option's face that are denominated in the same currency as the call.

Options transactions can be voluntarily terminated before the exercise or expiration of the options only by entering into closing transactions. The ability to close out an option depends, in part, upon the liquidity of the option market. If a Fund cannot close an option when it wants, it may miss alternative investment opportunities.

Options trade on U.S. or foreign securities exchanges and in the over-the-counter ("OTC") market. Exchange listed options are three-party contracts issued by a clearing corporation. They generally have standardized prices, expiration dates and performance mechanics. In contrast, all the terms of an OTC option, including price and expiration date, are set by negotiation between the buyer and seller (e.g., a Fund and a securities dealer or other financial institution). A Fund could lose any premium it paid for an OTC option, as well as any anticipated benefits of the transaction, if its counterparty fails to perform under the option's terms. To minimize this risk, the Funds' Manager will consider the creditworthiness of any counterparties with whom the Funds may engage in OTC options transactions. However, there can be no assurance that a counterparty will remain financially stable while an OTC option is outstanding.

Generally, the staff of the SEC currently requires OTC options and any assets used to cover such options to be treated as illiquid assets because OTC options may not be actively traded. Until the SEC staff revises this position, neither Fund will engage in OTC option transactions if, as a result, more than the permitted portion of its net assets is invested in illiquid securities. (See the Statement of Additional Information.)

Through the writing or purchase of securities index options, the Funds can achieve many of same objectives as through the use of options on individual securities. An option on a securities index is similar to an option on a particular security except that, rather than the right to take or make delivery of a particular security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. Price movements in securities which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, that Fund bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific stock, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. The Funds may, however, cover call options written on a securities index by holding a mix of stocks which substantially replicates the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

The risks associated with purchasing and writing put and call options on financial futures contracts can be influenced by the market for financial futures contracts. An increase in the market value of a financial futures contract on which a Fund has written an option may cause the option to be exercised. In this situation, the benefit to the Fund would be limited to the value of the exercise price of the option and, if the Fund closes out the option, the cost of entering into the offsetting transaction could exceed the premium the Fund initially received for writing the option. In addition, the Fund's ability to enter into an offsetting transaction depends upon the market's demand for such financial futures contracts. If an option purchased by a Fund expires unexercised, that Fund would realize a loss in the amount of the premium paid for the option.

The Funds may write covered call options on up to 25% of net assets, may write secured put options on up to 25% of net assets and may purchase put and call options provided that no more than 5% of total assets may be invested in premiums on such options.

Repurchase Agreements. In a repurchase agreement transaction, a Fund purchases a debt security and obtains a simultaneous commitment from the seller (i.e., a bank or securities dealer) to repurchase the debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents, and are marked-to-market daily during their respective terms. Costs, delays or losses could result if the seller becomes bankrupt or is otherwise unable to repurchase a security that is subject to a repurchase agreement. To attempt to minimize this risk, the Company's Board of Directors periodically receives and reviews information about the creditworthiness of securities dealers and banks which enter into repurchase agreements with the Funds.

No more than 10% of the International Fund's net assets or 15% of The Emerging Markets Fund's net assets will be invested at any one time in repurchase agreements of more than seven days' duration and in other investments which are considered not readily marketable by the staff of the SEC or the Board.

Privatizations. Certain foreign governments have begun programs intended to privatize all or part of their interests in government owned or controlled enterprises ("privatizations"). Investment in these enterprises may represent significant opportunities for capital appreciation and, as such, may be attractive investments under appropriate circumstances. Participation in privatizations by foreign investors such as the Funds may be limited by local law or pursuant to terms which may be less advantageous than those offered to local investors. There can be no assurance that foreign governments will continue to sell enterprises currently owned or controlled or that privatization programs will be successful.

STRUCTURE AND MANAGEMENT OF THE FUNDS

General Structure and Operations of the Company. The Company is a diversified open-end management investment company which was incorporated in Maryland in October 1990. The Company, which was known as "Baillie Gifford International Fund, Inc.," prior to October 11, 1994, and "GBGFunds, Inc." prior to March 27, 1997, has been organized as a "series" investment company which enables the Company, if it so chooses, to create more than one distinct portfolio of investments. At present, the Company consists of three portfolios of investments, two of which are described in this Prospectus. The Board may establish additional portfolios with different investment objectives in the future.

The business and affairs of the Funds are supervised by the Company's Board which currently holds regular meetings on a quarterly basis. The Board currently consists of nine directors, five of whom are not "interested persons" as defined in the 1940 Act. The investments of the Funds are managed on a daily basis by the Manager and the sub-investment manager, as described below. (See the Statement of Additional Information for the identity and business experience of the directors and officers of the Company.)

The Manager: Guardian Baillie Gifford Limited. The Manager is an investment management company registered as a corporation under the laws of Scotland. It was formed in November 1990 through a joint venture between GIAC, a wholly owned U.S. subsidiary of The Guardian Life Insurance Company of America, a U.S. insurance company, and Baillie Gifford Overseas Limited ("BG Overseas"), a company wholly owned by the Scottish investment management partnership, Baillie Gifford & Co. GIAC owns 51% of the voting shares of the Manager and may be deemed to be in control of the Manager. BG Overseas owns the remaining 49% of such shares. The Manager is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

BG Overseas, the minority shareholder of the Manager, is an investment management company incorporated in Scotland and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. BG Overseas, located in Edinburgh, Scotland, was formed several years ago by Baillie Gifford & Co., its parent, specifically to manage funds for institutional clients situated outside of the United Kingdom. Baillie Gifford & Co. is one of the largest independently owned investment management firms in the United Kingdom. Baillie Gifford & Co. has provided independent investment management services to institutional clients primarily located in the United Kingdom since 1909.

Subject to the authority and supervision of the Board, the Manager is responsible for the overall investment management of the Funds' portfolios and furnishes the Board with reports and recommendations about the Funds' investment programs and performance. In addition, the Manager maintains certain books and records as required by the 1940 Act and by any other applicable laws and regulations. The Manager has, in turn, entered into a sub-investment management agreement with BG Overseas appointing the latter as sub-investment manager and delegating to BG Overseas much of the day-to-day management responsibilities for the portfolios of the Funds (see below).

The Sub-Manager: Baillie Gifford Overseas Limited. Pursuant to its appointment as sub-investment manager, BG Overseas manages the investment and reinvestment of the assets of the Funds. The Manager continuously monitors and evaluates the performance of BG Overseas.

Pursuant to the sub-investment management agreement between the Manager and BG Overseas, BG Overseas selects, purchases and sells portfolio securities and selects brokers for the execution of such transactions. (See the Statement of Additional Information for additional information on the Manager and BG Overseas.)

The Manager, BG Overseas and Baillie Gifford & Co. are located at 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. The Manager and BG Overseas provide investment management and advisory services in the manner described to one other Guardian-sponsored, U.S. registered mutual fund.

The International Fund is managed by R. Robin Menzies, a Vice President of the Company, and the Emerging Markets Fund is managed by Edward H. Hocknell, a Vice President of the Company. Each is primarily responsible for allocation decisions regarding geographical diversification of their respective Fund's assets. The decisions to buy and sell securities for the Funds are made with the help of several investment teams at BG Overseas which have expertise in specific overseas securities markets. Mr. Menzies provides similar services to The Guardian Baillie Gifford International Fund, a series of The Park Avenue Portfolio, which is an open-end management investment company offered directly to the public. He has served as a Director of BG Overseas and a partner of Baillie Gifford & Co. for over thirteen years. Mr. Hocknell provides similar services to the Guardian Baillie Gifford Emerging Markets Fund, a series of The Park Avenue Portfolio. He has served as a Director of BG Overseas since October 1992 and as a partnerof Baillie Gifford & Co. since May, 1998. From September 1984 to September 1992 he was a portfolio manager of Baillie Gifford & Co.

Management Fee. As compensation for its services to the Funds, the Manager is entitled to a fee, payable monthly, at the annual rate of 0.80% of the average daily net assets of The International Fund and 1.00% of the average daily net assets of The Emerging Markets Fund. Although those management fees are greater than that paid by most mutual funds, the Company's Board believes these fees are justified by the international scope of the Funds' investment activities. Additionally, the Fund believes these fees are appropriate in light of the fees charged by other mutual funds which have investment objectives and policies similar to those of the Funds. One-half of this fee is payable by the Manager to BG Overseas as compensation for the services of BG Overseas as sub-investment manager to the Funds. It is important to note that the sub-investment management fees do not represent separate or additional charges or assessments against the Company or the Funds.

Expenses of the Funds. The Funds assume all expenses of their operations and business not specifically assumed or agreed to be paid by the Manager. Expenses paid by the Funds will include, for example, costs relating to: custody; the services of the Funds' transfer agent and dividend disbursing agent; portfolio accounting services; shareholder communications; shareholder meetings; calculation of net asset value; legal fees and expenses; accounting and auditing fees and expenses; directors' fees and expenses; U.S. federal and state registration fees; brokerage commissions; taxes; and bonding and insurance.


PERFORMANCE RESULTS

The Funds may, from time to time, provide performance information in advertisements, sales literature or other materials furnished to existing or prospective owners of GIAC's variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Funds. All performance results are historical and are not representative of future results.

Total return and average annual total return reflect the change in value of an investment in the Fund over a specified period, assuming the reinvestment of all capital gains distributions and income dividends. Average annual total returns show the average change in value for each annual period within a specified period. Total returns, which are not annualized, show the total percentage or dollar change in value over a specified period.

Each Fund may also compare its performance to other investment vehicles or other mutual funds which have similar investment objectives or programs. Also, the Funds may quote information from securities indices or financial and industry or general interest publications in its promotional materials. Additionally, the Funds' promotional materials may contain references to types and characteristics of certain securities; features of their respective portfolios; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed. More information about the Funds' performance is contained in the Statement of Additional Information and Annual Report. Free copies may be obtained by calling 1-800-221-3253 or by writing to Guardian Investor Services Corporation.

The Funds' returns and net asset value will fluctuate. Shares are redeemed in response to transfer instructions or surrender and withdrawal requests at the then current net asset value per share which may be more or less than original cost. Please refer to the Statement of Additional Information for more information about the Funds' performance. Additional performance information concerning the Funds appears in the Company's 1997 Annual Report to Shareholders which is available at no charge by calling the telephone number, or writing to the address appearing on the cover page of this Prospectus.

CALCULATION OF NET ASSET VALUE

The net asset value ("NAV") of each of the Funds is determined as of the earlier of the close of trading on the New York Stock Exchange or 4:00 p.m., Eastern time, on each day on which the New York Stock Exchange is open for business. Each Fund's NAV is calculated by subtracting the Fund's liabilities, including expenses which are accrued daily, from its total assets and dividing the result by the total number of shares outstanding.

Each Fund values its assets on their current market value when market quotations are readily available. As of such time, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, custodian of the Funds' assets. If a market value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. Short-term securities which mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value. All investments by the Funds are valued daily in U.S. dollars based on the then prevailing exchange rate.

The value of a foreign security held by a Fund is determined based upon its sale price on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 4:00 p.m. Eastern time, the current time for the close of trading on the New York Stock Exchange. Trading on foreign exchanges may not take place on every day the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when the Funds' net asset values are not calculated. Consequently, the calculation of the net asset value for a Fund may not occur contemporaneously with the determination of the most current market prices of the securities included in such calculation. In addition, the value of the net assets held by either of the Funds may be significantly affected on days when shares are not available for purchase or redemption.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Funds are continuously offered to GIAC's separate accounts at the then current NAV. GIAC then offers to its contractowners units in its separate accounts which directly correspond to shares in the Funds. GIAC submits purchase and redemption orders to the Company based on allocation instructions for premium payments, transfer instructions, or surrender and withdrawal requests which are furnished to GIAC by such contractowners. Contractowners can send such instructions and requests to GIAC at P.O. Box 26210, Lehigh Valley, PA 18002 by first class mail or 3900 Burgess Place, Bethlehem, PA 18017 by overnight or express mail. Payment for redeemed shares will ordinarily be made within three
(3) business days after the Company receives a redemption order from GIAC. The redemption price will be the NAV next determined after GIAC receives the contractowner's instructions or request in proper form. The Company may suspend the right of redemption or postpone the date of payment beyond three (3) business days during any period when trading on the New York Stock Exchange is restricted, or such Exchange is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Funds to dispose of their assets or calculate their respective NAV; or as permitted by the SEC.

The accompanying prospectus for a GIAC variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds have qualified and intend to remain qualified as regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"), so that neither Fund will be subject to federal income tax on net investment income and net capital gains that are distributed to GIAC's separate accounts. GIAC reinvests all such distributions in additional shares of the Funds at NAV. The Funds typically distribute any net investment income twice each year and any net capital gains once each year. The Company's Board of Directors can change this policy. Contractowners who own units in a separate account which correspond to shares in the Funds will be notified when distributions are made.

The Code and its related Treasury Department regulations require mutual funds that are offered through insurance company separate accounts to meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Manager intends to diversify the Funds' investments in accordance with those requirements. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

Investment income received from sources within foreign countries may be subject to foreign income taxes. In this regard, withholding tax rates in countries with which the U.S. does not have a tax treaty are often as high as 30% or more. The U.S. has entered into tax treaties with many foreign countries which entitle certain investors (such as the Funds) to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax. Each Fund will operate so as to qualify for such reduced tax rates or tax exemptions whenever possible. While contractowners will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Fund.

The foregoing is only a summary of important federal tax law provisions that can affect the Funds. Other federal, state, or local tax law provisions may also affect each Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a GIAC variable contract to or from this Fund should consult a qualified tax adviser.

MISCELLANEOUS INFORMATION

Voting Rights. Through its separate accounts, GIAC is the sole shareholder of record of the Funds, so, under the 1940 Act, GIAC is deemed to be in control of the Funds. Nevertheless, when a Fund shareholders' meeting occurs, GIAC solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in the Funds as of the record date for the meeting. GIAC then votes the Funds' shares that are attributable to its contractowners' interests in the Funds in accordance with their instructions. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it does receive instructions. GIAC will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Funds is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.

The Company is not required to hold annual shareholder meetings, but special meetings may be called to, among other things, elect or remove directors, change fundamental policies or approve an investment advisory agreement.

Availability of the Fund. The Funds are only available to owners of variable annuities or variable life insurance policies issued by GIAC through its separate accounts. Certain variable life insurance contracts issued by GIAC may only permit investment in the International Fund. The Company does not currently foresee any disadvantages to the contractowners arising from offering shares of its Funds to variable annuity and variable life insurance policy separate accounts simultaneously, and its Board monitors events for the existence of any material irreconcilable conflict between or among contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Funds. This could possibly force the Funds to sell portfolio securities at disadvantageous prices. GIAC will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by contractowners will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

Year 2000. Like other mutual funds, financial and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Funds internally, the systems of the Funds' service providers, and related computer systems do not properly process and calculate date-related information and data beginning on January 1, 2000. Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates were encoded and calculated in these systems. GISC and the Funds' other service providers have been actively working to change their systems, if necessary, to deal with this problem, and each expects that its respective systems will be adapted before January 1, 2000. However, there can be no assurance that these preparations will be successful.

Custodian, Transfer Agent and Dividend Paying Agent. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as the custodian of the assets of the Company. Foreign securities acquired by the Company will be maintained in the sub-custody of either foreign banks and trust companies that are members of State Street Bank's Global Custody Network or foreign depositories used by such members. GIAC serves as the Company's transfer agent and dividend paying agent.

Prospectus

May 1, 1998

THE GUARDIAN SMALL CAP STOCK FUND

This Prospectus offers shares of The Guardian Small Cap Stock Fund (the "Fund"). The Fund is a diversified series fund portfolio of GIAC Funds, Inc. (the "Company") which is a diversified open-end management investment company.

The Fund's primary investment objective is long-term growth of capital. The Fund invests primarily in common stocks and convertible securities that are issued by companies with small market capitalization. Current income is of lesser importance; however it is expected that long-term growth of capital will be accompanied by growth in income.

Guardian Investor Services Corporation ("GISC"), which serves as the investment manager for the Fund, is a New York corporation and a wholly-owned subsidiary of The Guardian Insurance & Annuity Company, Inc. ("GIAC").

Investment in the Fund is available only to purchasers or current owners of certain variable annuity and variable life insurance contracts issued by GIAC.

This Prospectus sets forth important information which a GIAC contractowner should know about the investment policies and operations of the Fund before investing and should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information, dated May 1, 1998, which has been filed with the Securities and Exchange Commission. A copy of the Statement of Additional Information can be obtained, without charge, by calling 1-800-221-3253 or by writing to the Company, c/o GIAC, 201 Park Avenue South, New York, New York 10003. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                                    Contents
          Section                                             Page
          Financial Highlights                                   2
          Investment Objective and Policies                      3
          Risk Considerations                                    4
          Fund Management and the Investment Adviser             5
          Performance Results                                    5
          Calculation of Net Asset Value                         6
          Purchase and Redemption of Shares                      7
          Dividends, Distributions and Taxes                     7
          Miscellaneous Information                              7

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

FINANCIAL HIGHLIGHTS

The following table provides selected data, total returns and ratios of the Fund and has been audited by Ernst & Young LLP, independent auditors. This information is supplemented by the Company's audited financial statements and accompanying notes for the year ended December 31, 1997 which appear in the Company's 1997 Annual Report to Shareholders. This Annual Report also includes further information on the Fund's 1997 performance and the unqualified report of Ernst & Young LLP on the Fund's 1997 Financial Statements. The Company's 1997 Annual Report is incorporated by reference into the Statement of Additional Information. Free copies of the Company's Statement of Additional Information and the Company's 1997 Annual Report are available by calling the telephone number, or writing to the address, appearing on the cover page of this Prospectus.

Selected data for a share of capital stock outstanding throughout the periods indicated:


                                                           April 2, 1997* to
                                                              December 31,
                                                                      1997
                                                              ------------
Net asset value, beginning of period ...................            $10.00
                                                              ------------
Income from investment operations
  Net investment income/(loss) .........................              0.03
  Net realized and unrealized gain/(loss) on investments              3.80
                                                              ------------
  Net increase/(decrease) from investment operations ...              3.83
                                                              ------------

Dividends and Distributions to Shareholders from:
  Net investment income ................................             (0.03)
  Net realized gain ....................................             (0.17)
                                                              ------------
Total dividends and distributions ......................             (0.20)
                                                              ------------
Net asset value, end of period .........................            $13.63
                                                              ============

Total return** .........................................             38.32%
                                                              ============
Ratios/supplemental data:
Net assets, end of period (000's omitted) ..............           $87,749
Ratio of expenses to average net assets ................              0.96%(a)
Ratio of net invest income to average net assets .......              0.48%(a)
Portfolio turnover rate ................................                22%
Average rate of commission paid ........................           $0.0296

*   Commencement of operations.

** Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(a) Annualized.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. The Fund's investment objective is long-term growth of capital. Current income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth in income. The Fund's investment objective and certain investment restrictions are fundamental policies which may not be changed without shareholder approval. Non-fundamental investment techniques, policies and restrictions of the Fund may be changed by the Company's Board of Directors (the "Board") without shareholder approval. There is no assurance that the Fund will meet its investment objective, and the Fund cannot eliminate the risk of loss inherent in the ownership of securities by following its investment objective.

Investment Policies. The Fund attempts to meet its objective by normally investing at least 85% of the value of its assets in a diversified portfolio of common stocks and convertible securities issued by smaller companies. Smaller companies will be defined as companies whose total market capitalization places them within the range of issuers included in the Russell 2000 Index. The Russell Indexes are formulated to serve as a comprehensive representation of the investible domestic equity market. These indexes, which are comprised solely of common stocks issued by companies domiciled in the U.S. or its territories, are value weighted. The Russell 2000 Index is a subset of the larger, Russell 3000 Index, which measures the performance of the 3,000 largest domestic companies, based on total market capitalization. The Russell 2000 Index measures the perfomance of the 2,000 smallest companies in the Russell 3000 Index. As of December 31, 1997, the market capitalization of the companies included in the Russell 2000 Index ranged between $20 million and $2.97 billion. Convertible securities are bonds or preferred stock issues which may be converted at a specified time and price into shares of common stock of the same or different issuers. Convertible securities are typically senior to common stock in a corporation's capital structure, so they may entail less risk than common stocks. The Fund may acquire convertible securities without regard to their ratings. See the Statement of Additional Information.

In selecting investments for the Fund, GISC, the Fund's investment adviser, will consider the investment fundamentals and the risk/reward prospects for each security. These evaluations are supplemented through the use of various quantitative investment models, both proprietary and non-proprietary, to identify those securities that represent good relative value in the marketplace and have reasonable prospects for superior relative price performance. GISC believes that this multi-faceted process will enhance investment performance and will improve the consistency of portfolio results over time.

GISC can change the proportion of the Fund's assets which are invested in particular companies and industries based on its evaluation of the outlook for specific industries and companies and the economy.

The Fund typically invests its available cash in repurchase agreements. In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the seller (i.e., a bank or securities dealer) to repurchase the debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents and are marked-to-market daily during their respective terms. Costs, delays or losses could result if the seller becomes bankrupt or is otherwise unable to repurchase a security that is subject to a repurchase agreement. To attempt to minimize this risk, the Fund's Board of Directors periodically receives and reviews information about the creditworthiness of banks and securities dealers which enter into repurchase agreements with the Fund. The Fund will not enter into a repurchase agreement which matures in more than seven days if, as a result, more than 15% of its net assets would be invested in illiquid securities.

From time to time, the Fund may invest up to 10% of its net assets in securities of U.S. or foreign companies which are issued or settled overseas in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other similar securities. An ADR is a dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, a foreign security. An EDR is similar but is issued by a European bank. ADRs and EDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. All such investments will be U.S. dollar denominated. In addition, the Fund may invest up to 5% of its net assets in foreign securities. See the Statement of Additional Information. If adverse market conditions necessitate a defensive posture, the Fund may temporarily invest some or all of its assets in debt obligations, including U.S. government securities, investment grade corporate bonds, commercial paper, repurchase agreements and cash equivalents.

RISK CONSIDERATIONS

Investment in Smaller Companies. Small cap companies may present greater opportunities for investment return, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. The Fund may invest a substantial portion of its assets in securities issued by small companies. Some of the small companies in which the Fund may invest may be unseasoned. The Fund may invest up to 15% of total assets in the securities of issuers which have less than three years of continuous operations. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely-held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly-available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Foreign Securities. The Fund may invest in securities of foreign issuers. Securities issued or settled overseas present additional and different risks to the Fund. Foreign companies and foreign financial institutions may not be subject to accounting standards or governmental supervision comparable to their U.S. counterparts, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Foreign countries may impose withholding taxes on interest income from investments in securities issued there, or may enact confiscatory taxation provisions targeted to certain investors. The time period for settling transactions in foreign securities may be longer than the time period permitted for the settlement of domestic securities transactions. In addition, as described in the Statement of Additional Information, the market prices for foreign securities are not determined at the same time of day as the net asset value for the Fund's shares. It may be difficult to obtain and enforce judgments against foreign entities, and the expenses of litigation are likely to exceed those which would be incurred in the United States.

Portfolio Turnover Rate. The Fund's portfolio turnover rate may vary significantly from year to year. Although the Fund does not intend to trade securities for short term profit, there is no limitation on the length of time securities must be held by the Fund prior to being sold. The annual portfolio turnover rate of the Fund is not usually expected to exceed 75%. (An annual portfolio turnover rate of 100% would occur if all of the investments held in a Fund's portfolio were replaced in a one-year period.)

FUND MANAGEMENT AND THE INVESTMENT ADVISER

General Structure and Operations of the Company. The Company is a diversified open-end management investment company which was incorporated in Maryland in October 1990. The Company, which was known as "Baillie Gifford International Fund, Inc." prior to October 11, 1994 and "GBGFunds, Inc." prior to March 27, 1997, has been organized as a "series" investment company which enables the Company, if it so chooses, to create more than one distinct portfolio of investments. At present, the Company consists of three portfolios of investments, only one of which is described in this Prospectus. The Board may establish additional portfolios with different investment objectives in the future.

The management and affairs of the Fund are supervised by the Company's Board of Directors. The Board meets regularly to review the Fund's investments, performance, expenses, and other business affairs. The Board elects the Fund's officers. The Board has nine members. Five Directors are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940 ("the 1940 Act"). The names and business experience of the Directors and officers of the Fund are set forth in the Statement of Additional Information.

GISC serves as investment adviser and provides certain administrative services and facilities necessary to conduct the ongoing business of the Fund. GISC selects, buys and sells securities for the Fund; chooses brokers and dealers to effect the transactions; and negotiates any brokerage commissions. The Fund pays GISC an investment management fee for these services at an annual rate of 0.75% of its average daily net assets. Although this management fee is greater than that paid by most mutual funds, the Company's Board believes that the fee is reasonable in light of the services to be provided and the fees charged by other mutual funds with similar objectives and policies. All payments are due on a quarterly basis. The Fund also assumes all expenses of its operations and business not specifically assumed or agreed to be paid by GISC. Expenses paid by the Fund will include, for example, costs relating to: custody; the services of the Fund's transfer agent and dividend disbursing agent; portfolio accounting services; shareholder communications; shareholder meetings; calculation of net asset value; legal fees and expenses; accounting and auditing fees and expenses; directors' fees and expenses; U.S. federal and state registration fees; brokerage commissions; taxes; and bonding and insurance.

GISC is located at 201 Park Avenue South, New York, New York 10003. GISC is wholly owned by GIAC, which is, in turn, wholly owned by The Guardian Life Insurance Company of America ("Guardian Life"), a mutual life insurance company organized in the State of New York in 1860. GISC is the investment adviser to eight of the ten series funds comprising The Park Avenue Portfolio, which is an open-end management investment company, and four other open-end management investment companies. GISC is the manager of another open-end management investment company and is the co-adviser of a separate account of GIAC. GISC is also the principal underwriter and distributor of The Park Avenue Portfolio and of variable annuities and variable life insurance policies issued by GIAC. See the Statement of Additional Information.

Effective April 9, 1998, Mr Luxenberg has assumed sole responsibility for the portfolio management of the Fund. Mr. Luxenberg has shared responsibility for the management of the assets of the Fund since its inception in May 1997. Mr Luxenberg, who is a Second Vice President, Equity Securities of The Guardian Life Insurance Company of America ("Guardian Life"), has concurrently assumed sole responsibility for management of The Guardian Park Avenue Small Cap Fund and joint responsibility for the management of The Guardian Park Avenue Fund and The Guardian Stock Fund, Inc. Mr. Luxenberg has been a securities analyst for Guardian Life for the last twelve years.

PERFORMANCE RESULTS

The Fund may, from time to time, provide performance information in advertisements, sales literature or other materials furnished to existing or prospective owners of GIAC's variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. All performance results are historical and are not representative of future results.

Total return and average annual total return reflect the change in value of an investment in the Fund over a specified period, assuming the reinvestment of all capital gains distributions and income dividends. Average annual total returns show the average change in value for each annual period within a specified period. Total returns, which are not annualized, show the total percentage or dollar change in value over a specified period.

The Fund may also compare its performance to other investment vehicles or other mutual funds which have similar investment objectives or programs. Also, the Fund may quote information from securities indices or financial and industry or general interest publications in its promotional materials. Additionally, the Fund's promotional materials may contain references to types and characteristics of certain securities; features of their respective portfolios; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed. More information about the Fund's performance is contained in the Statement of Additional Information. Free copies may be obtained by calling 1 800-221-3253 or by writing to GISC.

The Fund's returns and net asset value will fluctuate. Shares are redeemed in response to transfer instructions or surrender and withdrawal requests at the then current net asset value per share which may be more or less than original cost. Please refer to the Statement of Additional Information for more information about the Funds' performance.

CALCULATION OF NET ASSET VALUE

The net asset value ("NAV") of the Fund is determined as of the earlier of the close of trading on the New York Stock Exchange or 4:00 p.m., Eastern time, on each day on which the New York Stock Exchange is open for business. Each Fund's NAV is calculated by subtracting the Fund's liabilities, including expenses which are accrued daily, from its total assets and dividing the result by the total number of shares outstanding.

The Fund values its assets on their current market value when market quotations are readily available. As of such time, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, custodian of the Fund's assets. If a market value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. Short-term securities which mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value. All investments by the Fund are valued daily in U.S. dollars based on the then prevailing exchange rate.

The value of a foreign security held by the Fund is determined based upon its sale price on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 4:00 p.m. Eastern time, the current time for the close of trading on the New York Stock Exchange. Trading on foreign exchanges may not take place on every day the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when the Fund's net asset value is not calculated. Consequently, the calculation of the net asset value for the Fund may not occur contemporaneously with the determination of the most current market prices of the securities included in such calculation. In addition, the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund are continuously offered to GIAC's separate accounts at the then current NAV. GIAC then offers to its contractowners units in its separate accounts which directly correspond to shares in the Fund. GIAC submits purchase and redemption orders to the Company based on allocation instructions for premium payments, transfer instructions, or surrender and withdrawal requests which are furnished to GIAC by such contractowners. Contractowners can send such instructions and requests to GIAC at P.O. Box 26210, Lehigh Valley, PA 18002 by first class mail or 3900 Burgess Place, Bethlehem, PA 18017 by overnight or express mail. Payment for redeemed shares will ordinarily be made within three
(3) business days after the Company receives a redemption order from GIAC. The redemption price will be the NAV next determined after GIAC receives the contractowner's instructions or request in proper form. The Company may suspend the right of redemption or postpone the date of payment beyond three (3) business days during any period when trading on the New York Stock Exchange is restricted, or such Exchange is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of its assets or calculate its NAV; or as permitted by the SEC.

The accompanying prospectus for a GIAC variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that the Fund will not be subject to federal income tax on net investment income and net capital gains that are distributed to GIAC's separate accounts. GIAC reinvests all such distributions in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The Company's Board of Directors can change this policy. Contractowners who own units in a separate account which correspond to shares in the Fund will be notified when distributions are made.

The Code and its related Treasury Department regulations require mutual funds that are offered through insurance company separate accounts to meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. GISC intends to diversify the Fund's investments in accordance with those requirements. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

Investment income received from sources within foreign countries may be subject to foreign income taxes. In this regard, withholding tax rates in countries with which the U.S. does not have a tax treaty are often as high as 30% or more. The U.S. has entered into tax treaties with many foreign countries which entitle certain investors (such as the Fund) to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax. The Fund will operate so as to qualify for such reduced tax rates or tax exemptions whenever possible. While contractowners will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Fund.

The foregoing is only a summary of important federal tax law provisions that can affect the Fund. Other federal, state, or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a GIAC variable contract to or from this Fund should consult a qualified tax adviser.

MISCELLANEOUS INFORMATION

Voting Rights. Through its separate accounts, GIAC is the sole shareholder of record of the Fund, so, under the 1940 Act, GIAC is deemed to be in control of the Fund. Nevertheless, when a Fund shareholders' meeting occurs, GIAC solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in the Fund as of the record date for the meeting. GIAC then votes the Fund's shares that are attributable to its contractowners' interests in the Fund in accordance with their instructions. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it does receive instructions. GIAC will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.

The Company is not required to hold annual shareholder meetings, but special meetings may be called to, among other things, elect or remove directors, change fundamental policies or approve an investment advisory agreement.

Availability of the Fund. The Fund is only available to owners of certain variable annuities or variable life insurance policies issued by GIAC through its separate accounts. The Company does not currently foresee any disadvantages to the contractowners arising from offering shares of the Fund to variable annuity and variable life insurance policy separate accounts simultaneously, and its Board monitors events for the existence of any material irreconcilable conflict between or among contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. GIAC will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by contractowners will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

Year 2000. Like other mutual funds, financial and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Funds internally, the systems of the Funds' service providers, and related computer systems do not properly process and calculate date-related information and data beginning on January 1, 2000. Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates were encoded and calculated in these systems. GISC and the Funds' other service providers have been actively working to change their systems, if necessary, to deal with this problem, and each expects that its respective systems will be adapted before January 1, 2000. However, there can be no assurance that these preparations will be successful.

Custodian, Transfer Agent and Dividend Paying Agent. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as the custodian of the assets of the Company. Foreign securities acquired by the Company will be maintained in the sub-custody of either foreign banks and trust companies that are members of State Street Bank's Global Custody Network or foreign depositories used by such members. GIAC serves as the Company's transfer agent and dividend paying agent.

                       BAILLIE GIFFORD INTERNATIONAL FUND
                      BAILLIE GIFFORD EMERGING MARKETS FUND
                        THE GUARDIAN SMALL CAP STOCK FUND

                                  ------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1998

                                  ------------

      This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund and the Prospectus of The Guardian Small Cap Stock Fund dated May 1, 1998. The Funds are diversified series funds of GIAC Funds, Inc. (the "Company"). The series funds are referred to in this Statement of Additional Information as the "Funds" and each separately as a "Fund". A free copy of the Prospectus may be obtained by writing to the Fund, c/o The Guardian Insurance & Annuity Company, Inc., 201 Park Avenue South, New York, New York 10003 or by telephoning 1-800-221-3253. Please retain this document for future reference.


                                TABLE OF CONTENTS


                                                                         Page
                                                                         ----
     Investment Restrictions ..........................................   B-2
     Investment Objective and Policies ................................   B-5
     Special Investment Techniques - International Fund
       and Emerging Markets Fund ......................................   B-5
     Special Investment Techniques - International Fund,
       Emerging Markets Fund and Small Cap Stock Fund .................  B-10
     Portfolio Transactions and Brokerage .............................  B-10
     Company Management. ..............................................  B-12
     Investment Advisers, Sub-Investment Adviser and Distributor ......  B-15
     GIAC and Other Fund Affiliates ...................................  B-18
     Taxes ............................................................  B-18
     Performance Results ..............................................  B-19
     Fund Capitalization and Expenses .................................  B-21
     Purchase and Redemption of Shares ................................  B-21
     Custodian and Transfer Agent .....................................  B-22
     Legal Opinion ....................................................  B-22
     Independent Auditors and Financial Statements ....................  B-22

                             INVESTMENT RESTRICTIONS

      The International Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of the outstanding voting securities of a Fund means the lesser of the vote of (a) 67% or more of the shares of the Fund present at a meeting where more than 50% of the outstanding voting shares are present in person or by proxy, or (b) more than 50% of the outstanding voting shares of the Fund. The investment restrictions of the International Fund listed below have also been adopted by the Emerging Markets Fund. Under the 1940 Act, certain investment restrictions for the Emerging Markets Fund can only be changed with the approval of the holders of a majority of the outstanding shares of the Fund. These restrictions are designated by an asterisk. The other investment restrictions of the Emerging Markets Fund are non-fundamental policies which can be changed with respect to the Fund with the approval of a majority of the Board of Directors and without shareholder approval. The Small Cap Stock Fund has also adopted certain investment restrictions some of which can only be changed with the approval of the holders of a majority of the outstanding shares of the Fund as indicated below, and the remainder of which are non-fundamental. All percentage restrictions on investments apply at the time of the making of the investment and shall not be considered to violate the limitations unless, immediately after or as a result of the investment, an excess or deficiency of the restrictions occurs. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction.


The International Fund and the Emerging Markets Fund

      The following investment restrictions provide that the International Fund and the Emerging Markets Fund may not:

      *1. Borrow money, except that the Fund may borrow from banks up to 20% of the value of its total assets as a temporary measure for extraordinary or emergency needs, for example, to enable the Fund to meet redemption requests or to settle transactions on different stock markets where different settlement dates apply which might otherwise require the sale of portfolio securities at a time when it would not be in a Fund's best interests to do so. Up to 5% of the Fund's total assets may be borrowed from non-banking institutions. The Fund may not, however, borrow money for investment purposes.

      *2. Mortgage, pledge or hypothecate more than 5% of the value of the Fund's total assets, and then only to secure borrowings effected within the above restriction. Neither the deposit in escrow of underlying securities in connection with the writing of call options, nor the deposit in escrow of U.S. Treasury bills in connection with the writing of put options, nor the deposit of cash and cash equivalents in a segregated account with the Fund's custodian or in a margin account with a broker in connection with futures transactions, options transactions, nor the writing of call and put options in spread transactions, is deemed to be a pledge.

      *3. Make loans of money or portfolio securities, except through the purchase of debt obligations and repurchase agreements in which the Fund may invest consistent with its investment objective and policies.

      *4. Purchase any securities if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of issuers in the same industry. There is no limitation as to the Fund's investments in obligations issued by U.S. branches of domestic banks or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. For purposes of this restriction, the obligations of each foreign government are deemed to constitute an industry.

      *5. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. (This restriction does not apply to obligations issued or guaranteed by the U.S. or foreign governments, or their respective agencies or instrumentalities.)

      6. Invest more than 10% of the value of its total assets in warrants or more than 2% of such value in warrants which are not listed on the New York Stock Exchange, American Stock Exchange, or one of the major foreign stock exchanges, except that warrants attached to other securities in which the Funds invest are not subject to these limitations.

      7. Invest more than 10% of the value of the net assets of the International Fund or 15% of the net assets of the Emerging Markets Fund in securities that are not readily marketable or which are restricted as to disposition under the U.S. securities laws or otherwise. This restriction shall not apply to securities purchased or sold pursuant to Rule 144A under the Securities Act of 1933. This restriction will apply to repurchase agreements maturing in more than seven days. This restriction will also apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held in a Fund's portfolio. To the extent that securities received under these circumstances, together with other securities considered illiquid by the staff of the Securities and Exchange Commission ("SEC") or by the Company's Board, exceed the applicable percentage of the value of the Fund's total assets, the Fund will attempt to dispose of them in an orderly fashion in order to reduce its holdings in such securities to less than the applicable threshold.

      *8. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in selling its portfolio securities.

      9. Purchase securities of other U.S. or foreign investment companies, except that the Fund may make such a purchase (a) in the open market provided that immediately thereafter (i) not more than 10% of the Fund's total assets would be invested in such securities; (ii) not more than 5% of the Fund's total assets would be invested in securities of any one investment company; and (iii) not more than 3% of the total outstanding voting stock of any one investment company would be owned by the Fund, or (b) as part of an offer of exchange, reorganization or as a dividend.

      10. Purchase securities on margin, sell securities short, maintain a short position or participate on a joint or a joint and several basis in any trading account in securities, except that the Funds may (i) obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; (ii) purchase or sell futures contracts; and (iii) deposit or pay initial or variation margin in connection with financial futures contracts or related options transactions.

      11. Purchase or sell put options, call options, or combinations thereof, except that the Funds may (i) write covered call and secured put options and enter into closing purchase transactions with respect to such options, (ii) purchase put and call options, provided that the premiums on all outstanding options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options; and (iii) engage in financial futures contracts and related options transactions to seek to hedge against either a decline in the value of securities included in the Fund's portfolio or an increase in the price of securities which the Fund plans to purchase in the future, or to increase the current return of its portfolio by writing covered call or covered put options, as each is described under the "Special Investment Techniques" sections of the Company's Prospectus and Statement of Additional Information.

      *12. Purchase or sell commodities or commodity contracts, except that the Funds may enter into financial futures contracts, options contracts, options on futures contracts and forward foreign currency exchange contracts as described in the "Special Investment Techniques" sections of the Company's Prospectus and Statement of Additional Information.

      *13. Purchase or sell real estate (although it may purchase securities of issuers that engage in real estate operations, securities that are secured by interests in real estate, or securities that represent interests in real estate, including real estate investment trusts).

      14. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Funds may invest in the securities of companies which invest in or sponsor such programs.

      15. Purchase or retain the securities of any issuer if, to the knowledge of the Company, the officers, directors and employees of the Company or of the Company's investment manager or sub-investment manager who individually own more than one half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer.

      16. Purchase securities for the purpose of exercising control over another company.

      *17. Issue any "senior securities" as defined in the 1940 Act (except for engaging in futures and options transactions as well as any other investment techniques described in the Prospectus or Statement of Additional Information, and except for borrowing subject to the restrictions set forth under Investment Restriction 1, above).

The Small Cap Stock Fund

      The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. The following investment restrictions provide that the Small Cap Stock Fund may not:

      1. As to 75% of the Fund's total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities and investment companies) if as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in the securities of a single issuer.

      2. Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

      3. Borrow money, except that the Fund may (i) borrow up to 5% of the value of its total assets (not including the amount borrowed) for temporary or emergency needs; and (ii) engage in reverse repurchase agreements or other transactions which may involve a borrowing from banks or other persons, provided that the aggregate amount involved in all such transactions shall not exceed 33% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

      4. Mortgage, pledge or hypothecate more than 5% of the value of its total assets and then only to secure borrowings effected within the above restriction;

      5. Make loans to other persons except for loans of portfolio securities and except through the purchase of debt obligations and repurchase agreements in which the Fund may invest, consistent with its investment objectives and policies, provided that repurchase agreements maturing in more than seven days, when taken together and at current value, may not exceed 15% of the Fund's net assets;

      6. Purchase any securities other than the obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry (there is no limitation as to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities);

      7. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of portfolio securities;

      8. Purchase or sell real estate (although it may purchase securities of issuers that engage in real estate operations as well as readily marketable interests such as real estate investment trusts and readily marketable securities of companies which invest in real estate);

      9. Write, purchase or sell puts, calls, or combinations thereof;

      10. Purchase or sell commodities or commodity contracts;

      11. Issue any senior securities except as permitted under the Investment Company Act of 1940.

      The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Directors without shareholder approval. The Fund may not:

      12. Invest more than 5% of the value of its total assets in warrants or more than 2% of such value in warrants which are not listed on the New York or American Stock Exchanges, except that warrants attached to other securities are not subject to these limitations;

      13. Purchase securities restricted as to resale if, as a result, (i) more than 10% of the Fund's total assets would be invested in such securities, or
(ii) more than 5% of the Fund's total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

      14. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and (c) above;

      15. Invest in securities of other registered investment companies;

      16. Purchase securities on margin or sell securities short, or participate on a joint or a joint and several basis in any trading account in securities;

      17. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

      18. Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, the officers, directors and employees of the Fund or of the Adviser who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; and

      19. Purchase securities for the purpose of exercising control over another company.

                        INVESTMENT OBJECTIVE AND POLICIES

      As described in the Prospectus, each Fund is permitted to invest in convertible securities. Convertible securities are bonds or preferred stock issues, which may be converted at a stated price within a specified period of time into a specific number of shares of common stock of the same or a different issuer. Convertible securities also have characteristics similar to non-convertible debt securities in that they ordinarily provide income with generally higher yields than those of common stock of the same or a similar issuer. However, convertible securities are usually subordinated to non-convertible debt securities. Convertible securities carry the potential for capital appreciation should the value of the underlying common stock increase, but they are subject to a lesser risk of a decline in value, relative to the underlying common stock, due to their fixed-income nature. Due to the conversion feature, however, the interest rate or dividend rate on convertible securities is generally less than would be the case if the securities were not convertible.

      In evaluating a convertible security for a Fund, Guardian Baillie Gifford Limited, the investment adviser of the International Fund and the Emerging Markets Fund, or BG Overseas Limited, the sub-investment adviser of the International Fund and the Emerging Markets Fund ("BG Overseas"), or Guardian Investor Services Corporation, the investment adviser of the Small Cap Stock Fund, looks primarily at the attractiveness of the underlying common stock and at the fundamental business strengths of the issuer. Other factors considered include the yield of the convertible security in relation to the yield of the underlying common stock, the premium over investment value and the degree of call protection.

  SPECIAL INVESTMENT TECHNIQUES - INTERNATIONAL FUND AND EMERGING MARKETS FUND

      The Prospectus for the International Fund and the Emerging Markets Fund describes the investment objective of each of the Funds, as well as certain investment policies and investment techniques which the Funds may employ in an effort to achieve their respective investment objectives. The following discussion supplements the section entitled "Special Investment Techniques" contained in the International Fund and Emerging Markets Fund Prospectus. There can be no assurance that these techniques will enable the Funds to achieve their investment objectives.

      Forward Foreign Currency Transactions. The foreign securities held by the Funds will usually be denominated in foreign currencies and the Funds may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The Funds may enter into forward foreign currency exchange contracts ("forward currency contracts") in an effort to control some of the uncertainties of foreign currency exchange rate fluctuations. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Funds will not engage in forward currency contracts for speculation, but only as an attempt to hedge against changes in currency exchange rates affecting the values of securities which a Fund holds or intends to purchase. Thus, the Funds will not enter into a forward currency contract if such contract would obligate that Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

      A Fund will normally be expected to use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, a Fund could effectively fix the maximum cost of those securities by purchasing or selling a foreign currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, the Funds can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the foreign currency contract, during the period between the date the security is purchased or sold and the date on which payment is made or received.

      The Funds may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if a Fund held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, that Fund may enter into a foreign currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

      Upon the maturity of a forward currency transaction, a Fund may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction which involves the purchase or sale of an offsetting contract. An offsetting contract terminates the Fund's contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Fund realizes gains or losses as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved changed between the time of the execution of the original forward currency contract and the offsetting contract.

      The use of forward currency contracts to protect the value of securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities a Fund owns or intends to acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to the Funds will depend on the ability of the Funds' investment manager to accurately predict future currency exchange rates.

      Options on Securities. A Fund may write (sell) covered call options so long as it owns securities which are acceptable for the purpose of covering the outstanding options in the transaction, and may write secured put options, which means that so long as the Funds are obligated as writers of a put option, they will invest an amount not less than the exercise price of the put option in eligible securities (i.e., cash or cash equivalents). These obligations reduce the Funds' flexibility to pursue other investment opportunities while options are outstanding. The Funds may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during or, in some cases at the end of, the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates.

      During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the writer having to deliver the underlying security to the holder of the option at the exercise price, which will likely be lower than the security's value. For the secured put writer, substantial depreciation in the value of the underlying security would result in the exercise of the option by the holder, thereby obligating the writer to purchase the underlying security at the exercise price, which will likely exceed the security's value.

      If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, the writer realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium. If the secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the investment of the premium.

      The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed monetary spread or yield spread between the security underlying the option and another security that is used as a benchmark. Spread options involve the same risks as are associated with purchasing and selling options on securities generally, as described above. The writer (seller) of a spread option which expires unexercised realizes a gain in the amount of the premium and any interest earned on the investment of the premium. However, if the spread option is exercised, the writer will forego the potential for capital appreciation or incur an unrealized loss to the extent the market value of the underlying security exceeds or is less than the exercise price of such spread option. The purchaser of a spread option incurs costs equal to the amount of the premium paid for such option if the spread option expires unexercised or the associated transaction costs if the purchaser closes out the spread option position.

      The Funds may also purchase options in combination with each other. For example, a Fund may purchase a put option and a call option, each with the same expiration date, on the same underlying security. A Fund will profit from the combination position if an increase or decrease in the value of the underlying security is sufficient for a Fund to profit from exercise of either the call option or the put option. Combined option positions involve higher transaction costs (because of the multiple positions taken) and may be more difficult to open and close out than other option positions.

      The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times the Funds may seek to establish a position in securities upon which call options are available. By purchasing a call option the Funds are able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

      Stock Index Options. As part of its options transactions, the Funds may also use options on stock indices. Through the writing and purchase of stock index options, the Funds can achieve many of the same objectives as through the use of options on individual securities. Stock index options are similar to options on a particular stock except that, rather than the right to take or make delivery of a security at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash (the "exercise settlement amount") is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash and gain or loss depends on price movements in the market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

      When a Fund writes an option on a stock index, it will be required to cover the option or to segregate assets equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where a Fund writes a call option on a stock index at a time when the exercise price exceeds the contract value, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

      Options on stock indices involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Fund may expire worthless, in which case that Fund would lose the premium paid therefor.

      Financial Futures Contracts. The Funds may enter into interest rate or stock index futures contracts (collectively referred to as "financial futures contracts") primarily to hedge (protect) against anticipated future changes in interest rates or equity market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. A "sale" of a financial futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value called for by the contract at a specified price during a specified delivery period. A "purchase" of a financial futures contract means the undertaking of a contractual obligation to acquire the securities at a specified price during a specified delivery period. When a Fund enters into a financial futures contract, it is required to deposit with its custodian on behalf of the broker a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a financial futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the market price of the financial futures contract fluctuates. At the time of delivery, pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. With respect to stock index futures contracts, settlement is made by means of a cash payment based on any fluctuation in the contract value since the last adjustment in the variation margin was made.

      If a Fund owned long-term bonds and expected interest rates to rise, it could sell interest rate futures contracts. If interest rates did increase, the value of the bond in that Fund would decline, but this decline should be offset in whole or in part by an increase in the value of the Fund's interest rate futures contracts. If, on the other hand, long-term interest rates were expected to decline, a Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time purchasing financial futures contracts on long-term bonds. Thus, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The financial futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

      In some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. There may also be an imperfect correlation between the price movements of the financial futures contracts and price movements of the securities which a Fund owns or intends to purchase. The degree of difference in price movement between financial futures contracts and the securities being hedged depends upon such things as differences between the securities being hedged and the securities underlying the financial futures contracts and variations in speculative market demand for financial futures contracts and securities.

      Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Funds will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits.

      Options on Financial Futures Contracts. The Funds may purchase and write put and call options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a financial futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the financial futures contract to the holder at the exercise price. The Funds would be required to deposit with the Company's custodian initial margin and variation margin with respect to put and call options on financial futures contracts it has written.

      Foreign Currency Futures and Options on Foreign Currency Futures. The Funds may purchase and sell futures contracts on foreign currencies, related options thereon and options on foreign currencies as a hedge against possible variation in foreign exchange rates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. An option on a foreign currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a foreign currency futures contract at a specified price at any time during the period of the option. An option transaction on a foreign currency provides the holder with ability to buy or sell a particular currency at a fixed price on a future date, and is used to hedge the currency exchange rate risk on non-U.S. dollar-denominated securities owned by either or both of the Funds, anticipated to be purchased by a Fund, or sold by a Fund but not yet delivered. Options on foreign currencies may be traded on U.S. and foreign exchanges or in the over-the-counter market.

      Foreign currency futures contracts and options on foreign currency futures contracts are traded on boards of trade and futures exchanges. Buyers and sellers of foreign currency futures contracts are subject to the same risks which apply to the use of futures contracts generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with options on foreign currencies, described above. Moreover, the ability to close out positions in options on foreign currency futures contracts is subject to the continuing availability of a liquid secondary market. In order to reduce this risk, the Funds will not purchase or sell options on foreign currency options unless, in the opinion of the Funds' investment manager, a sufficiently liquid secondary market exists so that the risks connected to such options transactions are not greater than the risks associated with the underlying foreign currency futures contract.

      The Funds will only write covered options on foreign currency or foreign currency futures contracts. A put on a foreign currency or foreign currency futures contract written by a Fund will be considered covered if the Fund segregates cash, U.S. government securities or other liquid high-grade debt securities, equal to the average exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by a Fund will be considered covered if the Fund owns short-term debt securities with a value equal to the face amount of the option contract denominated in the currency upon which the call is written.

      The Funds will purchase options on foreign currencies in an attempt to hedge against fluctuations in exchange rates. However, should exchange rates move adversely to the Funds' position, the Funds may forfeit both the entire price of the option plus the related transaction costs.

      Special Considerations Relating to Futures Transactions. Financial futures contracts entail certain risks. If the Manager's judgment about the general direction of interest rates or markets is wrong, the Funds' overall performance may be poorer than if no such contracts had been entered into.

      There may also be an imperfect correlation between movements in prices of financial futures contracts and portfolio securities being hedged. The degree of difference in price movement between financial futures contracts and the securities being hedged depends upon such things as differences between the securities being hedged and the securities underlying the financial futures contracts, and variations in speculative market demand for financial futures contracts and securities. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions, which would reduce the liquidity of the futures market. In addition, because the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Funds' investment manager may still not result in a successful hedging transaction. If this should occur, the Funds could lose money on the financial futures contracts and also on the value of their portfolio securities.

      Engaging in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association ("NFA") nor any domestic (U.S.) exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. Therefore, entities (such as the Funds) which trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, Commodity Futures Trading Commission ("CFTC") regulations, the rules of the NFA or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures or foreign options transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract or option is placed and the time it is liquidated, offset or exercised.

      Applicable U.S. Regulatory Restrictions. To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever one of the Funds purchases a financial futures contract, writes a put option or enters into a delayed-delivery purchase, that Fund will maintain in a segregated account either cash or liquid high-grade securities equal to the value of the contracts. This segregation of assets places a practical limit on the extent to which the Funds may engage in financial futures contracts, write put options, and enter into delayed-delivery transactions.

      To the extent required to comply with CFTC Regulation 4.5 and thereby avoid "commodity pool operator" status, the Funds will not enter into a financial futures contract or purchase an option thereon if immediately thereafter the aggregate initial margin deposits for financial futures contracts held by a Fund plus premiums paid by it for open options on futures would exceed 5% of the liquidation value of the Fund's total assets, taking into account unrealized profits and losses on such contracts. The Funds will not engage in transactions in financial futures contracts or options thereon for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities which a Fund holds or intends to purchase. When financial futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. Whenever financial futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contract held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner plus funds deposited on margin on the contract; and (3) cash proceeds from existing investments due in 30 days.

      Miscellaneous. Several foreign governments permit investments by non-residents only through participation in certain investment companies specifically organized to participate in such markets. Subject to the provisions of the 1940 Act, the Funds may invest in the shares of other investment companies.

      Pursuant to exemptive relief granted to the Funds under the 1940 Act, a portion of the equity and convertible securities which may be acquired by a Fund may be issued by foreign companies that, in each of their most recent fiscal years, derived more than 15% of their gross revenues from their activities as a broker, a dealer, an underwriter or an investment adviser.

      The International Fund may also invest a portion of its assets in unit trusts organized in the United Kingdom (which are analogous to U.S. mutual funds) and which invest in smaller foreign markets than those which the International Fund would ordinarily invest in directly. The International Fund believes investments in such unit trusts will enhance the geographical diversification of the International Fund's assets while reducing the risks associated with investing in certain smaller foreign markets. Investments by the International Fund in such unit trusts will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets. At the present time, the International Fund intends to limit its investments in unit trusts, together with its investments in other investment companies, to no more than 5% of its total assets.

               SPECIAL INVESTMENT TECHNIQUES - INTERNATIONAL FUND,
                 EMERGING MARKETS FUND AND SMALL CAP STOCK FUND

      When-Issued or Delayed-Delivery Securities. The Funds may purchase or sell the securities held in their portfolios on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions involve a commitment by a Fund to purchase or sell particular securities, with payment and delivery to take place at a future date, in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. When a Fund enters into a delayed-delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. The Funds generally have the ability to close out a purchase obligation on or before the settlement date rather than purchase the security.

      To engage in such transactions, the Funds must set aside, in a segregated account, cash or liquid high-grade securities at least equal in value to their commitments to purchase when-issued or delayed-delivery securities. In the case of a sale of securities on a delayed-delivery basis, a Fund must hold the subject portfolio securities in a segregated account while the commitment is outstanding. These obligations to segregate cash or securities will limit a Fund's ability to pursue other investment opportunities.

      To the extent a Fund engages in when-issued or delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities in a manner which is consistent with its investment objective and policies and not for the purpose of either investment leverage or interest rate change speculation. The Funds will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable. It is not expected that the Small Cap Stock Fund will make extensive use of these techniques.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Guardian Baillie Gifford Limited ("GBG") serves as investment adviser of the International Fund and Emerging Markets Fund in accordance with agreements between the Company and GBG. Pursuant to sub-investment management agreements with GBG, BG Overseas serves as the sub-investment adviser to the International and Emerging Markets Funds. Guardian Investor Services Corporation ("GISC") serves as investment adviser of the Small Cap Stock Fund. (GBG, BG Overseas and GISC are collectively referred to as the "Advisers"). GISC and, subject to the monitoring of GBG, BG Overseas, are responsible for decisions relating to the purchase and sale of securities for the Funds, the timing of such purchases and sales, the selection of brokers and dealers to effect transactions and the negotiation of any brokerage commissions. GISC and BG

Overseas intend to effect portfolio transactions for the Funds through dealers, underwriters, or brokers through whom they believe they will obtain the best price and execution available. In connection with over-the-counter transactions, GISC and BG Overseas will attempt to deal with a primary market maker except where they believe better prices and execution are available elsewhere.

      In allocating portfolio transactions to different brokers, consideration is given to brokers which GISC and BG Overseas believe can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GISC and BG Overseas are authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if they consider that the commissions paid for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. Research services provided by brokers through whom the Funds effect securities transactions may be used by GISC or BG Overseas in servicing all of its accounts, and not all such services may be used by GISC or BG Overseas in connection with the Funds.


      For the years ended December 31, 1995, 1996 and 1997, the International Fund paid brokerage commissions of $692,400, $704,982, and $1,044,872, respectively. For the years ended December 31, 1995, 1996, and 1997, the Emerging Markets Fund paid brokerage commissions of $139,527, $209,894 and $474,638, respectively. For the period from April 2, 1997 (commencement of Fund operations) through December 31, 1997, the Small Cap Stock Fund paid brokerage commissions of $120,152. Neither GBG, BG Overseas nor GISC will participate in commissions paid by the Funds to other brokers or dealers and neither party will knowingly accept any reciprocal business directly or indirectly as a result of paying commissions to other brokers or dealers.

      Portfolio turnover rates for the International Fund for the years ended December 31, 1996 and 1997 were 38% and 51%, respectively. For the Emerging Markets Fund, the rates were 46% and 64%, respectively. The Portfolio turnover rate for the Small Cap Stock Fund for the year ended December 31, 1997 was 22%.

                               COMPANY MANAGEMENT


    The directors and officers of the Company are listed below, together with information about their principal occupations during the past five years and certain other current affiliations. The business address of each director and officer is 201 Park Avenue South, New York, New York 10003 unless otherwise noted below. The Guardian Fund Complex is comprised of (1) the Company, (2) The Guardian Stock Fund, Inc., (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) The Park Avenue Portfolio (a series trust that issues its shares in ten series).

Name, Address and Age              Title              Business History
---------------------              -----              ----------------

Joseph D. Sargent* (60)          Chairman of    Chief Executive Officer, The
                                  the Board       Guardian Life Insurance
                                                  Company of America,
                                                  1/96-present. President and
                                                  Director 1/93-present.
                                                  Director (Trustee) of The
                                                  Guardian Insurance & Annuity
                                                  Company, Inc., Guardian
                                                  Investor Services
                                                  Corporation, Guardian Asset
                                                  Management Corporation,
                                                  Guardian Baillie Gifford,
                                                  Ltd. and various mutual funds
                                                  within the Guardian Fund
                                                  Complex.

John C. Angle* (74)              Director       Retired. Former Chairman of
  3800 South 42nd Street                          the Board and Chief Executive
  Lincoln, Nebraska 68506                         Officer, The Guardian Life
                                                  Insurance Company of America;
                                                  Director 1/78-present.
                                                  Director (Trustee) of
                                                  Guardian Investor Services
                                                  Corporation from 2/82-2/96
                                                  and The Guardian Insurance &
                                                  Annuity Company, Inc.
                                                  Director (Trustee) of various
                                                  mutual funds within the
                                                  Guardian Fund Complex.

Frank J. Fabozzi, Ph.D. (49)     Director       Adjunct Professor of Finance,
  858 Tower View Circle                           School of Management -- Yale
  New Hope, Pennsylvania 18938                    University 2/94-present;
                                                  Visiting Professor of Finance
                                                  and Accounting, Sloan School
                                                  of Management --
                                                  Massachusetts Institute of
                                                  Technology prior thereto.
                                                  Editor, Journal of Portfolio
                                                  Management. Director
                                                  (Trustee) of various mutual
                                                  funds within the Guardian
                                                  Fund Complex. Director
                                                  (Trustee) of various
                                                  closed-end investment
                                                  companies sponsored by
                                                  Blackstone Financial
                                                  Management.

Arthur V. Ferrara* (67)          Director       Retired. Chairman of the
                                                  Board of Directors and Chief
                                                  Executive Officer, The
                                                  Guardian Life Insurance
                                                  Company of America
                                                  1/93-12/95; Director
                                                  1/81-present. Director
                                                  (Trustee) of Guardian
                                                  Investor Services
                                                  Corporation, Guardian Asset
                                                  Management Corporation, The
                                                  Guardian Insurance & Annuity
                                                  Company, Inc., Gabelli
                                                  Capital Asset Fund and
                                                  various mutual funds within
                                                  the Guardian Fund Complex.

Leo R. Futia* (78)               Director       Retired. Former Chairman of
  18 Interlaken Road                              the Board and Chief Executive
  Greenwich, Connecticut 06830                    Officer, The Guardian Life
                                                  Insurance Company of America;
                                                  Director 5/70-present.
                                                  Director (Trustee) of The
                                                  Guardian Insurance & Annuity
                                                  Company, Inc., Guardian
                                                  Investor Services
                                                  Corporation, and various
                                                  mutual funds within the
                                                  Guardian Fund Complex.
                                                  Director (Trustee) of various
                                                  mutual funds sponsored by
                                                  Value Line, Inc.

William W. Hewitt, Jr. (69)      Director       Retired. Former Executive
  P.O. Box 2359                                   Vice President, Shearson
  Princeton, New Jersey 08543                     Lehman Brothers, Inc.
                                                  Director (Trustee) of various
                                                  mutual funds within the
                                                  Guardian Fund Complex and
                                                  various mutual funds
                                                  sponsored by Mitchell
                                                  Hutchins Asset Management,
                                                  Inc. and PaineWebber Inc.


----------
*"Interested person," as defined in the 1940 Act.

Name, Address and Age              Title              Business History
---------------------              -----              ----------------


Sidney I. Lirtzman, Ph.D. (66)   Director       Professor of Management
  38 West 26th Street                             9/67-present and Acting Dean,
  New York, New York 10010                        School of Business
                                                  2/95-present, City University
                                                  of New York -- Baruch
                                                  College. President, Fairfield
                                                  Consulting Associates, Inc.
                                                  Director (Trustee) of various
                                                  mutual funds within the
                                                  Guardian Fund Complex.

Carl W. Schafer (62)             Director       President, Atlantic
  P.O. Box 1164                                   Foundation (charitable
  Princeton, New Jersey 08542                     foundation supporting mainly
                                                  oceanographic exploration and
                                                  research). Director of
                                                  Roadway Express (trucking),
                                                  Evans Systems, Inc. (a motor
                                                  fuels, convenience store and
                                                  diversified company), Hidden
                                                  Lake Gold Mines Ltd. (gold
                                                  mining), Electronic Clearing
                                                  House, Inc. (financial
                                                  transactions processing),
                                                  Wainoco Oil Corporation and
                                                  Nutraceutrix Inc.
                                                  (biotechnology). Chairman of
                                                  the Investment Advisory
                                                  Committee of the Howard
                                                  Hughes Medical Institute
                                                  1985-1992. Director (Trustee)
                                                  of various mutual funds
                                                  within the Guardian Fund
                                                  Complex. Director (Trustee)
                                                  of various mutual funds
                                                  sponsored by Mitchell
                                                  Hutchins Asset Management,
                                                  Inc. and PaineWebber, Inc.

Robert G. Smith, Ph.D. (65)      Director       President, Smith Affiliated
  132 East 72nd Street                            Capital Corporation and
  New York, New York 10021                        Director (Trustee) of various
                                                  mutual funds within the
                                                  Guardian Fund Complex.

John M. Smith (61)               President      Executive Vice President,
                                                  Equity Products 1/95 to
                                                  present, The Guardian Life
                                                  Insurance Company of America;
                                                  Senior Vice President prior
                                                  thereto. Director, Guardian
                                                  Baillie Gifford Limited
                                                  11/90-present. Executive Vice
                                                  President and Director, The
                                                  Guardian Insurance & Annuity
                                                  Company, Inc. President and
                                                  Director, Guardian Investor
                                                  Services Corporation.
                                                  Director of Guardian Asset
                                                  Management Corporation.
                                                  President, GIAC Funds, Inc.
                                                  Officer of one mutual fund
                                                  within the Guardian Fund
                                                  Complex.

Frank J. Jones (59)              Executive      Executive Vice President and
                                  Vice            Chief Investment Officer, The
                                  President       Guardian Life Insurance
                                                  Company of America
                                                  1/94-present; Senior Vice
                                                  President and Chief
                                                  Investment Officer
                                                  8/91-12/93. Director,
                                                  Guardian Investor Services
                                                  Corporation and Guardian
                                                  Baillie Gifford Limited.
                                                  Executive Vice President,
                                                  Chief Investment Officer and
                                                  Director, The Guardian
                                                  Insurance and Annuity
                                                  Company, Inc. Director and
                                                  President, Guardian Asset
                                                  Management Corporation.
                                                  Officer of various mutual
                                                  funds within the Guardian
                                                  Fund complex.


R. Robin Menzies (44)            Vice           Partner, Baillie Gifford &
  c/o Baillie Gifford Overseas    President       Co. 4/81-present. Director,
    Limited                                       Baillie Gifford Overseas
  1 Rutland Court                                 Limited 11/90-present.
  Edinburgh, EH3 8EY,                             Director, Guardian Baillie
  Scotland                                        Gifford Limited
                                                  11/90-present. Officer of
                                                  various mutual funds within
                                                  the Guardian Fund Complex.

Name, Address and Age              Title              Business History
---------------------              -----              ----------------


Thomas R. Hickey, Jr. (45)       Vice           Vice President, Equity
                                  President       Operations, The Guardian Life
                                                  Insurance Company of America
                                                  3/92-present. Vice President,
                                                  Operations, The Guardian
                                                  Insurance & Annuity Company,
                                                  Inc., Senior Vice President,
                                                  Operations, Guardian Investor
                                                  Services Corporation and
                                                  various mutual funds within
                                                  the Guardian Fund Complex.

Edward H. Hocknell (37)          Vice           Director, Baillie Gifford
                                  President       Overseas Limited
                                                  10/92-present. Director,
                                                  Guardian Baillie Gifford
                                                  Limited 9/95-present.
                                                  Partner, Baille Gifford &
                                                  Co., 5/98-present. Officer of
                                                  one mutual fund within the
                                                  Guardian Fund Complex.

Frank L. Pepe (55)               Treasurer      Vice President and Equity
                                                  Controller, The Guardian Life
                                                  Insurance Company of America
                                                  1/96-present; Second Vice
                                                  President and Equity
                                                  Controller prior thereto.
                                                  Vice President and
                                                  Controller, The Guardian
                                                  Insurance & Annuity Company,
                                                  Inc. and Guardian Investor
                                                  Services Corporation. Officer
                                                  of various mutual funds
                                                  within the Guardian Fund
                                                  Complex.

Joseph A. Caruso (46)            Secretary      Vice President and Corporate
                                                  Secretary, The Guardian Life
                                                  Insurance Company of America
                                                  1/96-present; Second Vice
                                                  President and Corporate
                                                  Secretary, 1/95-1/96;
                                                  Corporate Secretary
                                                  10/92-12/94. Vice President
                                                  and Secretary, The Guardian
                                                  Insurance & Annuity Company,
                                                  Inc., and Guardian Investor
                                                  Services Corporation.
                                                  Secretary, Guardian Asset
                                                  Management Corporation and
                                                  various mutual funds within
                                                  the Guardian Fund Complex.

Richard T. Potter, Jr. (43)      Counsel        Vice President and Equity
                                                  Counsel, The Guardian Life
                                                  Insurance Company of America
                                                  1/96-present; Second Vice
                                                  President and Equity Counsel
                                                  1/93-12/95. Vice President
                                                  and Counsel, The Guardian
                                                  Insurance & Annuity Company,
                                                  Inc. and Guardian Investor
                                                  Services Corporation.
                                                  Counsel, Guardian Asset
                                                  Management Corporation and
                                                  various mutual funds within
                                                  the Guardian Fund Complex.

Ann T. Kearney (46)              Controller     Second Vice President, Group
                                                  Pensions, The Guardian Life
                                                  Insurance Company of America
                                                  1/95-present. Assistant Vice
                                                  President and Equity
                                                  Controller 6/94-12/94;
                                                  Assistant Controller prior
                                                  thereto. Second Vice
                                                  President of The Guardian
                                                  Insurance & Annuity Company,
                                                  Inc. and Guardian Investor
                                                  Services Corporation.
                                                  Controller of various mutual
                                                  funds within the Guardian
                                                  Fund Complex.

      The Company pays directors who are not "interested persons" of the Company (as defined in the 1940 Act) directors' fees of $350 per meeting and an annual retainer of $500. Directors who are "interested persons," except Mr. Sargent, receive the same fees, but they are paid by GISC. Mr. Sargent receives no compensation for his service as a Director of the Company. All officers for the Company are employees of The Guardian Life Insurance Company of America ("Guardian Life") or Directors of BG Overseas; they receive no compensation from the Company.

      Each Company Director is also a director of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc. and The Guardian Cash Fund, Inc., and a trustee of The Park Avenue Portfolio, a series trust consisting of The Guardian Park Avenue Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Asset Allocation Fund, The Guardian High Yield Bond Fund, and The Guardian Park Avenue Tax-Efficient Fund. The Company and the other Funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Company and the Fund Complex to the Company's Directors for the year ended December 31, 1997.


                               Compensation Table*


                                                                                                        Total Compensation
                                                                                                         From The Company
                                Aggregate           Accrued Pension or         Estimated Annual         And Other Members
                              Compensation          Retirement Benefits            Benefits                  Of The
Name and Title             From the Company***      Paid by the Company         Upon Retirement          Fund Complex**
--------------             -------------------      -------------------         ---------------          --------------
Frank J. Fabozzi
   Director                      $6,833                   N/A                         N/A                    $42,667
William W. Hewitt, Jr.
   Director                       6,833                   N/A                         N/A                     42,667
Sidney I. Lirtzman
   Director                       6,833                   N/A                         N/A                     42,667
Carl W. Schafer
   Director                       6,833                   N/A                         N/A                     42,667
Robert G. Smith
   Director                       6,833                   N/A                         N/A                     42,667


* Directors who are "interested persons" of the Company are not compensated by the Company.
**    Includes compensation paid to attend meetings of the Board's Audit
      Committee.

      All issued and outstanding shares of the Funds are legally owned by The Guardian Insurance & Annuity Company, Inc. ("GIAC"), a wholly owned subsidiary of Guardian Life, and are held either directly or for the benefit of contractowners of the variable annuity and variable life insurance contracts issued by GIAC.


      The Company's officers and directors had an aggregate interest of less than 1% in the Funds' outstanding shares as of March 31, 1998.


           INVESTMENT ADVISERS, SUB-INVESTMENT ADVISER AND DISTRIBUTOR

      The Adviser - International Fund and Emerging Markets Fund: Guardian Baillie Gifford Limited. The Adviser, an investment management company registered as a corporation under the laws of Scotland, was formed in November 1990 through a joint venture between GIAC and BG Overseas, a company wholly owned by Baillie Gifford & Co. GIAC owns 51% of the voting shares of the Adviser and may be deemed to be in control of the Adviser. BG Overseas owns the remaining 49% of such shares. The Adviser is registered in the United States with the SEC as an investment adviser under the Investment Advisers Act of 1940 and in the United Kingdom is regulated by the Investment Management Regulatory Organization ("IMRO"). BG Overseas also serves as sub-investment adviser to the Funds (see below).

      Pursuant to Investment Management Agreements ("Management Agreements") between the Adviser and the Company, and subject to the continuous monitoring and supervision of the Company's Board of Directors, the Adviser is responsible for the overall investment management of the Funds' portfolios. Under the terms of the Management Agreements, the Adviser is responsible for all decisions to buy and sell securities for the Funds, furnishes the Board with recommendations with respect to the Funds' investment policies, provides the Board with regular reports pertaining to the implementation and performance of such policies, and maintains certain books and records as required by the 1940 Act and by any other applicable laws and regulations. The Adviser has, in turn, entered into sub-investment management agreements with BG Overseas appointing the latter as sub-investment adviser and delegating to BG Overseas much of the day-to-day management responsibilities for the portfolios of the Funds (see "The Sub-Adviser: Baillie Gifford Overseas Limited" below).

      The Management Agreements were approved by the Company's Board of Directors (including a majority of the directors who are not parties to the Management Agreements or "interested persons" of the Company or of the Adviser) and will continue in full force and effect from year to year, provided their continuance is specifically approved at least annually by vote of the Company's Board of Directors, including a majority of the directors who are not parties to the Management Agreements or "interested persons" of the Company or of the Adviser, cast in person at a meeting called for the purpose of voting on such continuance.


      The Management Agreements provide that the Funds shall pay the Adviser a monthly fee at an annual rate of 0.80% of the average daily net assets of the International Fund and 1.00% of the average daily net assets of the Emerging Markets Fund for the services rendered, the facilities furnished and the expenses assumed by the Adviser. A portion of this fee is payable by the Adviser to BG Overseas as compensation for the services of BG Overseas as sub-investment adviser to the Funds as more fully described below. For the years ended December 31, 1995, 1996 and 1997, the International Fund paid the Manager a total of $2,430,879, $3,048,628 and $4,111,020 in fees, respectively. For the years ended December 31, 1995, 1996, and 1997 the Emerging Markets Fund paid the Adviser a total of $296,572, $513,410, and $968,350, respectively, in fees.


      The Management Agreements provide that neither the Adviser, nor any of its officers, directors, or employees shall be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Management Agreements relate, except for loss resulting from willful misfeasance or misconduct, willful default, bad faith, or gross negligence in the performance of its or his/her duties on behalf of the Funds or from reckless disregard by the Adviser or any such person of the duties of the Adviser under the Management Agreements.

      The Management Agreements may be terminated, without penalty, at any time by either party upon 60 days' written notice and will terminate automatically upon their assignment. In addition, either party may terminate the Management Agreements immediately in any of the following situations: (1) the other party commits any material breach of its obligations under the Agreement which, if curable, is not remedied within 30 days; (2) the dissolution of the other party; or (3) the termination or expiration of the joint venture agreement between GIAC and BG Overseas.

      In the event that the Management Agreements are terminated and unless they are replaced by other agreements between GIAC and BG Overseas or their affiliates, the continued use of the names "Baillie Gifford International Fund," or "Baillie Gifford Emerging Markets Fund" by the Company is subject to the approval of both GIAC and BG Overseas.

      The Sub-Investment Adviser - International Fund and Emerging Markets Fund:
Baillie Gifford Overseas Limited. BG Overseas acts as the sub-investment adviser to the Company pursuant to sub-investment management agreements ("Sub-Management Agreement") with the Adviser. BG Overseas is registered in the United States with the SEC as an investment adviser under the Investment Advisers Act of 1940 and in the United Kingdom is regulated by IMRO. Pursuant to the Sub-Management Agreements, BG Overseas manages the day-to-day operations of the Funds' portfolios. In so doing, BG Overseas has full discretion to purchase and sell portfolio securities, to select brokers for the execution of such purchases, sales, and to negotiate brokerage commissions, if any, subject to monitoring by the Adviser. The Adviser continually monitors and evaluates the performance of BG Overseas.

      The Sub-Management Agreements were approved by the Company's Board of Directors (including a majority of directors who are not parties to the Sub-Management Agreements or "interested persons" of the Company or the Adviser) and will continue in full force and effect from year to year, provided their continuance is specifically approved at least annually (1) by the Board of Directors of the Adviser and (2) by the Board of Directors of the Company, including approval by a vote of the majority of the directors who are not parties to the Sub-Management Agreements or "interested persons" of the Company or of the Adviser, cast in person at a meeting called for the purpose of voting on such continuance.

      The Sub-Management Agreements provide that the Adviser shall pay BG Overseas a monthly fee at an annual rate of 0.40% of the average daily net assets of the International Fund and 0.50% of the average daily net assets of the Emerging Markets Fund for the services rendered, the facilities furnished and the expenses assumed by BG Overseas. This sub-investment management fee is paid to BG Overseas out of the management fee paid by the Funds to the Adviser. For the years ended December 31, 1995, 1996 and 1997, the Adviser paid BG Overseas a total of $1,215,440,$1,524,314 and $2,055,510 in fees, respectively, for services provided for the International Fund. For the years ended December 31, 1995, 1996 and 1997, the Adviser paid BG Overseas $148,289, $256,705 and $484,175, respectively, in fees for services provided to the Emerging Markets Fund.


      The Sub-Management Agreements provide that neither BG Overseas, nor any of its officers, directors or employees shall be liable for any error of judgment or mistake of law or for any loss suffered by the Adviser or the Company in connection with the matters to which the Sub-Management Agreements relate, except for loss resulting from willful misfeasance or misconduct, willful default, bad faith, or gross negligence in the performance of its or his/her duties on behalf of the Adviser or the Company or from reckless disregard by BG Overseas or any such person of the duties of BG Overseas under the Sub-Management Agreements.

      The Sub-Management Agreements may be terminated, without penalty, at any time by either party upon 60 days' written notice and will terminate automatically upon their assignment. In addition, either party may terminate the Sub-Management Agreements immediately in any of the following situations: (1) the other party commits any material breach of its obligations under the Agreements which, if curable, is not remedied within 30 days; (2) the dissolution of the other party; or (3) the termination or expiration of the joint venture agreement between GIAC and BG Overseas.

      The Adviser - Small Cap Stock Fund: Guardian Investor Services Corporation ("GISC"). GISC is the investment adviser for the Small Cap Stock Fund. GISC is registered as an investment adviser under the Investment Advisers Act of 1940.


      Under the investment advisory agreement between the Fund and GISC, GISC furnishes investment advice and provides or pays for certain of the Fund's administrative costs. Among the services and facilities provided or paid for by GISC are: office space; clerical staff and recordkeeping; and the services of all Fund personnel, including any fees and expenses of the Trustees who are affiliated with The Guardian Life Insurance Company of America ("Guardian Life"). All other costs and expenses are to be paid by the Funds which GISC advises. However, GISC has agreed to reduce its advisory fee and, if necessary, reimburse any of the Funds which it advises if a Fund's operating expenses exceed the expense limitations imposed by state law. Excluded from such operating expenses are: interest; taxes; brokerage commissions; distribution fees and extraordinary expenses. For these services the investment advisory agreement between the Fund and GISC provides that the Fund shall pay GISC 0.75% per annum. For the period from April 2, 1997 (commencement of operations) to December 31, 1997, the Small Cap Stock Fund paid $257,202 in fees.


      The investment advisory agreement between the Fund and GISC will continue in full force and effect for two years following the date of its execution, or the date of execution of any written modification of this agreement in connection with any other Funds established by the Company that are made subject to the agreement and thereafter, if not terminated, from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of Directors who are not parties to the agreement or "interested persons" of the Fund or of GISC, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

      If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Small Cap Stock Fund" is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Small Cap Stock Fund".

      A service agreement between GISC and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GISC needs to perform under the investment advisory agreement. GISC's officers are salaried employees of Guardian Life; they receive no compensation from GISC. GISC reimburses Guardian Life for its expenses under the service agreement.

      The investment advisory agreement provides that neither GISC nor any of its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by GISC or the Fund in connection with the matters to which the investment advisory agreement relates, except for loss resulting from willful misfeasance or misconduct, willful default, bad faith, or gross negligence in the performance of its or his/her duties on behalf of GISC or the Fund or from reckless disregard by GISC or any such person of the duties of GISC under the investment advisory agreement.

      The Distributor: Guardian Investor Services Corporation. Guardian Investor Services Corporation(R) ("GISC") serves as the distributor of shares of the Funds. These shares are continuously offered at net asset value without any sales charge. GISC is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and acts as distributor of the variable annuity and variable life insurance contracts issued by GIAC. GISC receives no compensation from the Company or from purchasers of shares of the Funds for acting as distributor.

                         GIAC AND OTHER FUND AFFILIATES


      As of February 27, 1998, GIAC was the record owner of 24,048,137 shares of the International Fund and 6,030,939 shares of the Emerging Markets Fund. The Guardian Life Insurance Company of America ("Guardian Life") owned beneficially 5,326,140 shares of the International Fund and 2,157,625 shares of the Emerging Markets Fund. Together, the aforementioned shares represent 100% of the outstanding shares of each Fund. As described more fully in "Fund Capitalization and Expenses" below, GIAC owns beneficially 1,015,884 (or 3.50%) of International Fund shares and Guardian Life owns beneficially 5,326,140 shares (or 18.1%) of the International Fund shares and 2,157,625 shares (or 26.30%) of the Emerging Markets Fund shares. The balance of the Fund shares is owned on behalf of the owners of variable annuity and variable life insurance contracts issued by GIAC. Such shares have been allocated to one or more separate accounts of GIAC which fund such contracts. As of February 27, 1998, GIAC was the record owner of 7,400,069 shares of the small cap stock Fund and beneficial owner of 2,029,569 (27.4%) of the Small Cap Stock Fund together representing 100% of the outstanding shares of the Fund. GIAC is a wholly owned subsidiary of Guardian Life and has executive offices located at 201 Park Avenue South, New York, New York 10003. In addition, GIAC owns 51% of the voting shares of GBG, adviser to the International and Emerging Markets Funds (see above) and may be deemed to be in control of GBG, and Guardian Life owns 100% of the voting shares of GISC.

      As of March 31, 1997, 6.2% and 6.9% of the International Fund's shares were attributable to variable annuity policies owned, respectively, by the Trustees of The Guardian Employee Incentive Savings Plan Trust and The Guardian Pension Trust both of 201 Park Avenue South, New York, New York.


                                      TAXES


      The International Fund, the Emerging Markets Fund and the Small Cap Stock Fund qualify and intend to remain qualified to be taxed as regulated investment companies under certain provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). So long as the Funds qualify as regulated investment companies and comply with the provisions of the Code pertaining to regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gains) to their shareholders, the Funds will not incur a tax liability on that portion of their net ordinary income and net realized capital gains which have been distributed to its shareholders. Accordingly, the Funds intend to distribute all or substantially all of their net investment income and net capital gains.

      To qualify for treatment as a regulated investment company, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived in connection with the pursuit of its investment objectives;
(ii) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions); and (iii) must be diversified such that at the close of each quarter of the Fund's taxable year (a) at least 50% of the value of its total assets consists of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer and (b) not more than 25% of the value of the Fund's total assets are invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer.


      Options, forward contracts, futures contracts and foreign currency transactions entered into by the Funds will be subject to special tax rules. These rules may accelerate income to the Funds, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of Fund distributions.

      For U.S. federal income tax purposes, if the Company establishes additional portfolios, each portfolio will be treated as a separate entity.

      Income received by the Funds from sources within various foreign countries will generally be subject to foreign income taxes withheld at the source. If the United States has entered into a tax treaty with the country in which the payor is a resident, foreign tax withholding from dividends and interest is typically set at a rate between 10% and 15% and, if the United States has not entered into a tax treaty with the country in which the payor is a resident, such withholding may be as high as 30% to 35%. Taxes paid to foreign governments will reduce the Funds' return on its investments. While contractowners will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Funds.

      The U.S. federal tax laws impose a four percent nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws. The Funds intend to comply with such distribution requirements and thus do not expect to incur the four percent nondeductible excise tax.

      Since the sole shareholder of the Funds will be GIAC, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the GIAC contracts, see the Prospectus for such contract.

      The discussion of "Taxes" in the Prospectuses, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and U.S. Treasury Regulations currently in effect as interpreted by U.S. Courts and the Internal Revenue Service. These interpretations can change at any time. The above discussion covers only U.S. federal income tax considerations with respect to the Funds. No attempt has been made to describe any U.S. state and local tax consequences.

                               PERFORMANCE RESULTS

      As described in the Prospectus, the Funds' performance results may be disclosed in the form of "average annual total return" and "cumulative total return" figures.

      The Funds use the following formula prescribed by the SEC to compute their average annual total returns.

                                  P(1+T)^n = ERV

  Where: P  =     a hypothetical initial payment of $1,000 from which no sales load is deducted

         T  =     average annual total return

         n  =     number of years

       ERV  =     ending redeemable value of the hypothetical $1,000 payment at the end of the period represented by "n."

      The average annual total return and cumulative total return for a Fund for a specific period is calculated by first taking a hypothetical investment amount ($1,000 for the average annual total return calculation) ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The average annual total return is determined by dividing the redeemable value by the initial investment and this quotient is taken to the "nth" root ("n" representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Promotional materials relating to the Funds' performance will always at least provide average annual total returns for each of a short (one to four years), medium (five to nine years) and long (ten years or more) period of time. The cumulative total return percentage is determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. All average annual total return and cumulative total return calculations will indicate the length of and the last day of the period used in computing the return figures.

      The tables below show each Fund's returns for the periods noted. These figures reflect the reinvestment of all capital gains distributions and income dividends paid by each Fund, and the deduction of all Fund expenses. The actual returns for owners of GIAC's variable contracts will be lower to reflect the effects of charges deducted under the terms of the specific contracts.

                                                                                                                 Small Cap
                                                 International Fund            Emerging Markets Fund             Stock Fund
      Year Ended December 31,                       Total Return                   Total Return                 Total Return
      -----------------------                       ------------                   ------------                 ------------
      1991 .....................................       8.56%*                          --                             --
      1992 .....................................      (8.90)%                          --                             --
      1993 .....................................      34.04%                           --                             --
      1994 .....................................       0.87%                       (11.97)%**                         --
      1995 .....................................      11.23%                        (0.60)%                           --
      1996 .....................................      15.41%                        24.59%                            --
      1997 .....................................      11.93%                         1.97%                         14.69%***

                                                                  Cumulative and Average Annual Total Returns

                                                  International                  Emerging                       Small Cap
      Period Ended December 31, 1997                  Fund*                    Markets Fund**                ***Stock Fund***
      ------------------------------                  -----                    --------------                ----------------
      One-Year Total Return ....................      11.93%                         1.97%                         14.69%
      Five-Year Average Annual Total Return ....      14.20%                           --                             --
      Five Year Cumulative Total Return ........      94.27%                           --                             --
      Lifetime Cumulative Total Return .........      92.13%                        11.17%                         14.69%
        Average Annual Lifetime Total Return ...       9.93%                         3.35%                            --


----------
* Beginning February 8, 1991 (commencement of International Fund's investment operations).
** Beginning October 17, 1994 (commencement of Emerging Markets Fund's investment operations).

***   Beginning July 16, 1997 (commencement of public offering).


      The following example shows the average annual total return performance of each Fund for the periods indicated by showing the average annual percentage change for each period and the ending redeemable value of a $1,000 investment. The example takes into account all Fund expenses and assumes reinvestment of all capital gains distributions and income dividends, but does not take into account charges deducted under the terms of GIAC's variable contracts or federal income taxes and tax penalties that may be incurred when distributions are made from such variable contracts.


                                                                                         Emerging                 Small Cap
                                                           International Fund          Markets Fund              Stock Fund
                                                           ------------------          ------------              ----------
                                                         % Change        ERV        % Change     ERV        % Change        ERV
                                                         --------        ---        --------     ---        --------        ---
  For the year ended December 31, 1997 ...............    11.93%       $1,119.30      1.97%    $1,019.70    14.69%       $1,146.90
  For the life of the Fund through December 31, 1997 .    92.13%       $1,921.31     11.17%    $1,111.66    14.69%       $1,146.90


      All figures quoted take into account all nonrecurring charges incurred by the Funds and assume reinvestment of all capital gains distributions or dividends paid by the Funds, but do not take into account income taxes due on Fund distributions or dividends or the effect of any charges deducted from the variable contracts or at the separate account level. Including the effects of such charges would reduce the performance figures.

      The Funds intend to use non-standardized cumulative total return figures and will indicate the length of and the last day of the period used in computing such figures as well as a description of the method by which such performance figures were calculated. However, non-standardized cumulative total return figures will be accompanied by the SEC mandated total return figures.

      The Funds may also compare their performance to that of other mutual funds with similar investment objectives or programs and may quote information from financial and industry or general interest publications in its promotional materials. Additionally, the Funds' promotional materials may contain references to types and characteristics of certain securities; features of their portfolios; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

      Performance calculations contained in reports by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, The WM Company, Variable Annuity & Research Data Service or industry or financial publications of general interest such as Business Week, Financial World, Forbes, Financial Times, The Wall Street Journal, The New York Times, Barron's and Money which may be quoted by the Funds are often based upon changes in net asset value with all dividends reinvested and may not reflect the imposition of charges deducted under the terms of GIAC's variable contracts.

      The Funds' performance figures are based upon historical results and do not project future performance. Factors affecting the Funds' performance include general market conditions, rates of exchange, operating expenses, and investment management fees. Shares of the Funds are redeemable at net asset value which may be more or less than original cost.

                        FUND CAPITALIZATION AND EXPENSES

      On January 22, 1991, GIAC purchased 10,000 shares of the International Fund at a price of $10.00 per share for a total investment of $100,000. Over the weeks following this initial investment, GIAC furnished an additional $9,900,000 in seed capital to the International Fund, purchasing 824,320 shares. On September 13, 1994 Guardian Life purchased 2,000,000 shares of the Emerging Markets Fund at a price of $10.00 per share for a total investment of $20,000,000. Each of these investments were made to enable the Funds to commence operations and to acquire a diversified portfolio of securities in accordance with their respective investment objective and policies. The shares acquired by GIAC and Guardian Life are being held for investment purposes and GIAC and Guardian Life have no present intention of redeeming or selling such shares.

      On April 2, 1997, GIAC purchased 2,000,000 shares of the Small Cap Fund at a price of $10.00 per share for a total investment of $20,000,000. This investment was made to enable the Small Cap Stock Fund to commence operations and to acquire a diversified portfolio of securities in accordance with its investment objective and policies. The shares acquired by GIAC are being held for investment purposes and GIAC has no present intention of redeeming or selling such shares.

      The authorized stock of the Company consists of one billion (1,000,000,000) shares having a par value of $0.10 each. Two hundred million (200,000,000) of such shares have been designated as shares of the class which are attributable to each of the Funds. To date a total of 600,000,000 shares have been so designated. The Board may designate additional classes of Company shares, and increase or decrease the number of shares in a class, provided that the Board does not decrease the number of shares outstanding.

      Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective class of stock and, upon liquidation or dissolution, in the net assets of such class remaining after satisfaction of outstanding liabilities.

      The International Fund has incurred expenses in connection with its organization in the amount of $39,110 which were advanced by GIAC and reimbursed as of March 31, 1992. In connection with its organization and registration, the Emerging Markets Fund incurred expenses in the amount of $2,536, which were advanced by GIAC and which were repaid upon completion by the Fund of one year of operations. These expenses included legal and auditing fees, registration fees and preparation and printing costs of the registration statement and other documents. These expenses are being amortized by the International Fund on a straight-line basis over a five-year period which began in February 1991 for the International Fund and in September 1994 for the Emerging Markets Fund, when each of the Funds first became available to owners and prospective owners of contracts issued by GIAC.


      The Small Cap Stock Fund has incurred expenses in connection with its organization in the amount of $984 which were advanced by GISC. These organization expenses include, legal and auditing fees, registration fees and preparation and printing costs of the registration statement and other documents. These expenses will be amortized by the Small Cap Stock Fund on a straight-line basis over a five-year period which began in April 2, 1997.


                        PURCHASE AND REDEMPTION OF SHARES

      Shares of the Funds are continuously offered at the net asset value per share next determined after a proper purchase request is deemed received by GIAC. Shares of the Funds are only offered to GIAC in connection with the variable annuity and variable life insurance contracts issued through its separate accounts. GIAC submits purchase and redemption orders on behalf of its contractowners to the Funds based on premium payments or transfer instructions furnished to GIAC by such contractowners. Payment for shares redeemed will be made within seven (7) days after the order for redemption is received by the Funds from GIAC. The redemption price will be the net asset value per share next determined following the time a proper request for redemption is deemed to have been received. The right to redeem a Fund's shares may be suspended or the date of payment postponed beyond seven (7) days during any period when (1) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than weekends and holidays; (2) an emergency exists, as determined by the SEC, as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC by order so permits for the protection of contractowners.

      See the accompanying Prospectus for the applicable GIAC contract for a description of the procedures concerning allocations or transfers among investment options of the separate account which supports the contract.

                          CUSTODIAN AND TRANSFER AGENT

      The custodian for all securities and assets of the Company is State Street Bank and Trust Company ("State Street Bank"), 1776 Heritage Drive, North Quincy, Massachusetts 02171. Portfolio securities purchased for the Funds outside of the U.S. are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network and foreign depositories (foreign sub-custodians). State Street Bank and each of the foreign custodial institutions holding portfolio securities of the Funds has been approved by the Board in accordance with regulations under the 1940 Act.

      To the extent required by the 1940 Act and the regulations thereunder, the Board reviews, at least annually, whether it is in the best interest of a Fund and its shareholders to maintain Fund assets in each foreign custodial institution used by a Fund. However, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to a Fund's foreign subcustodial arrangements. Accordingly, an investor should recognize that the noninvestment risks associated with holding assets abroad may be greater than those associated with investing in the U.S.

      GIAC serves as the Company's transfer and dividend paying agent. In its capacity as transfer agent and dividend paying agent, GIAC issues and redeems shares of the Funds and distributes dividends to the GIAC separate accounts which invest in the Funds' shares.

      State Street Bank does not play a part in formulating the investment policies of the Funds or in determining which portfolio securities are to be purchased or sold by the Funds.

                                  LEGAL OPINION

      The legality of the shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Vice President and Counsel of GIAC and Counsel to the Company.

                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS


      The independent auditors of the Company are Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019. Ernst & Young LLP audits and reports on the financial statements of the Company which appear in the Company's Annual Report to Shareholders for the year ended December 31, 1997. That Annual Report is incorporated by reference in this Statement of Additional Information.



                                      B-22
xxxxx
                                GIAC FUNDS, INC.


                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)   Financial Statements of each Fund - Incorporated by reference in Part B:


     Schedule of Investments as of December 31, 1997 (Audited)

     Statement of Assets and Liabilities as of December 31, 1997 (Audited)

     Statement of Operations for the Year ended December 31, 1997 (Audited)

     Statement of Changes in Net Assets for the Years ended December 31, 1997 and 1996 (Audited)


     Financial Highlights for the years noted therein

     Notes to Financial Statements

     Reports of Ernst & Young LLP, Independent Auditors (included herein)

                       [LETTERHEAD OF ERNST & YOUNG LLP]

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors and Shareholders
GIAC Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the GIAC Funds, Inc. (comprising, respectively, the Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund), as of December 31, 1997, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the GIAC Funds, Inc. at December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP
New York, New York

February 9, 1998

b)   Exhibits

            Number                   Description
            ------                   -----------


            1(a)    -- Registrant's Articles of Incorporation as amended through
                       March 31, 1998





            2       -- Registrant's By-Laws


            3       -- Not Applicable

            4       -- Not Applicable


            5(a)    -- Form of Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Registrant for Baillie Gifford International Fund

            5(b)    -- Form of Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Registrant for Baillie Gifford Emerging Markets Fund

            5(c)(i) -- Form of Sub-Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Baillie Gifford International Fund

               (ii) -- Form of Supplemental Sub-Investment Management
                        Agreement between Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited for Baillie Gifford International Fund

            5(d)    -- Form of Sub-Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited for Baillie Gifford Emerging Markets Fund

            5(e)    -- Form of Investment Management Agreement between
                        Guardian Investor Services Corporation and Registrant for Guardian Small-Cap Stock Fund(1)


            6       -- Not Applicable

            7       -- Not Applicable


            8       -- Form of Custodian Agreement between State Street Bank
                        and Trust Company and Registrant

            8(b)    -- Addendum to Custodian Agreement between State Street
                        Bank and Trust Company and Registrant

            9       -- Form of Transfer Agency Agreement between State
                        Street Bank and Trust Company and Registrant

            10(a)   -- Opinion and Consent of Counsel


            10(b)   -- Consent of Counsel

            11(a)   -- Consent of Ernst & Young LLP

            12      -- Not Applicable


            13      -- Letter from The Guardian Insurance & Annuity Company,
                        Inc. with respect to providing the initial capital for the Registrant


            14      -- Not Applicable

            15      -- Not Applicable


            16      -- Schedule for Computation of Performance Quotations

            17      -- Powers of Attorney executed by the Board of Directors
                        and certain principal officers of the Registrant




            27      -- Financial Data Schedules

   ----------




(1) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement for the Registrant on Form N-1A as filed on April 30, 1997.


Item 25. Persons Controlled by or under Common Control with Registrant


     The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of February 27, 1998:


                                                                 Percentage of
                                                               Voting Securities
                                      State of Incorporation         Owned
              Name of Entity              or Organization      By Guardian Life
              --------------              ---------------      ----------------

The Guardian Insurance &                     Delaware                100%
 Annuity Company, Inc.
Guardian Reinsurance Services,Inc.          Connecticut              100%
Managed Dental Care                         California               100%
Physicians Health Services, Inc.             Delaware                 14%
Private Healthcare Systems, Inc.             Delaware                 14%
Guardian Asset Management                    Delaware                100%
 Corporation
The Guardian Tax-Exempt Bond Fund          Massachusetts            87.4%
The Guardian Baillie Gifford
 International Fund                        Massachusetts            25.5%
The Guardian Investment Quality
 Bond Fund                                 Massachusetts            44.7%
Baillie Gifford International Fund           Maryland               18.1%
Baillie Gifford Emerging
 Markets Fund                                Maryland               26.3%
The Guardian Asset
 Allocation Fund                           Massachusetts            12.7%
Guardian Park Avenue Small Cap Fund        Massachusetts            21.4%
Guardian Baillie Gifford Emerging
 Markets Fund                              Massachusetts            78.4%

      The following list sets forth the persons directly controlled by affiliates of Guardian Life and thereby indirectly controlled by Guardian Life as of February 27, 1998:


                                                                        Approximate
                                                                    Percentage of Voting
                                                                      Securities Owned
                                        Place of Incorporation        by Guardian Life
              Name of Entity               or Organization           and its Affiliates
              --------------               ---------------           ------------------

Guardian Investor Services                     New York                     100%
 Corporation
Guardian Baillie Gifford Limited               Scotland                      51%
The Guardian Cash Fund, Inc.                   Maryland                     100%
The Guardian Bond Fund, Inc.                   Maryland                     100%
The Guardian Stock Fund, Inc.                  Maryland                     100%
GIAC Funds, Inc. (fka GBG Funds, Inc.)         Maryland                     100%


Item 26. Number of Holders of Registrant's Securities


                                                  Number of Record Holders
              Title of Class                        as of March 2, 1998
              --------------                        --------------------

International Stock Class                                     13
Emerging Markets Stock Class                                   9
Small Cap Stock Class                                          8


Item 27. Indemnification

     Reference is made to Article EIGHTH, Section 2 of Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement on Form N-1A on November 19, 1990 and incorporated herein by reference.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Registrant's Investment Adviser and Sub-Investment Adviser

     At present, Guardian Baillie Gifford Limited ("GBG"), the Registrant's investment manager, is exclusively engaged in the business of acting as the investment manager to the Registrant and one other series fund of The Park Avenue Portfolio, a registered investment company underwritten and distributed by Guardian Investor Services Corporation. GBG's principal business address is 1 Rutland Court, Edinburgh EH3 8EY, Scotland. A list of GBG's executive officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant.

                                                  Other Substantial Business,
           Name         Position(s) with GBG  Profession, Vocation or Employment
           ----         --------------------  ----------------------------------


ARTHUR VINCENT FERRARA        Director        Retired. Former Chairman of the
                                              Board and Chief Executive
                                              Officer, The Guardian Life
                                              Insurance Company of America
                                              1/93-12/95; Director 1/81-present.
                                              Director (Trustee) of Guardian
                                              Investor Services Corporation,
                                              The Guardian Insurance & Annuity
                                              Company, Inc.,* Gabelli Capital
                                              Asset Fund and various mutual
                                              funds within the Guardian Fund
                                              Complex.


GAVIN JOHN NORMAN GEMMELL     Director        Senior Partner: Baillie Gifford &
                                              Co.** Chairman: Baillie Gifford
                                              Overseas Limited** and Baillie
                                              Gifford & Co. Limited** Director:
                                              Toyo Trust Baillie Gifford**


EDWARD H. HOCKNELL            Director        Partner: Baillie Gifford & Co.**
                                              Director: Baillie Gifford Overseas
                                              Limited** Officer of: The Park
                                              Avenue Portfolio*


ROWAN ROBIN MENZIES           Director        Partner: Baillie Gifford & Co.**
                                              Director: Baillie Gifford
                                              Overseas Limited** Officer of:
                                              The Park Avenue Portfolio*


JOSEPH DUDLEY SARGENT         Director        President and Chief Executive
                                              Officer and Director: The
                                              Guardian Life Insurance Company
                                              of America since January 1996;
                                              President and Director prior
                                              thereto* President, CEO and
                                              Director: The Guardian Insurance
                                              & Annuity Company, Inc.*
                                              Director: Guardian Investor
                                              Services Corporation and Guardian
                                              Asset Management Corporation*
                                              Director (Trustee) of various
                                              Guardian-sponsored mutual funds


JOHN MATTHEW SMITH            Director        Executive Vice President, Equity
                                              Products: The Guardian Life
                                              Insurance Company of America
                                              since January 1995; Senior Vice
                                              President prior thereto*
                                              Executive Vice President and
                                              Director: The Guardian Insurance
                                              & Annuity Company, Inc.*
                                              President and Director: Guardian
                                              Investor Services Corporation*
                                              and Guardian Asset Management
                                              Corporation* President: GBG
                                              Funds, Inc.

MAXWELL C. B. WARD            Director        Chairman: Baillie Gifford
                                              Overseas Limited**; Director
                                              Baillie Gifford Overseas Limited,
                                              prior thereto.

----------
*    Principal business address is 201 Park Avenue South, New York, New York
     10003.
**   Principal business address is 1 Rutland Court, Edinburgh, EH3 8EY,
     Scotland.

     Baillie Gifford Overseas Limited ("BGO") acts as the sub-investment manager for the Registrant and one other Guardian-sponsored mutual fund and provides investment management services to institutional clients outside of the United Kingdom. BGO is wholly owned by Baillie Gifford & Co. which is an investment management firm providing independent investment management services to investment trusts, unit trusts, pension funds, charitable funds and other institutional clients primarily located in the United Kingdom.

     A list of BGO's directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each individual in his capacity as director of BGO is 1 Rutland Court, Edinburgh, EH3 8EY, Scotland.

                        Position    Other Substantial
      Name              with BGO    Business Affiliations*
      ----              --------    ----------------------

James K. Anderson       Director    Partner: Baillie Gifford & Co.
                                    Director: Baillie Gifford & Co. Limited


Gavin J. N. Gemmell**   Director    Senior Partner: Baillie Gifford & Co.


Edward H. Hocknell**    Director    None


Gareth A. Howlett       Director    Director: Toyo Trust Baillie Gifford
                                    Limited


J. Ross Lidstone        Director    Partner: Baillie Gifford & Co.


Gill E. Meekison        Director    Director: Baillie Gifford Savings
                                    Management Limited


R. Robin Menzies**      Director    Partner: Baillie Gifford & Co.


Maxwell C. B. Ward**    Chairman    Partner: Baillie Gifford & Co.

----------
* Principal business address of each entity is 1 Rutland Court, Edinburgh, EH3 8EY, Scotland.
**   Director of GBG, the Registrant's investment manager.

Guardian Investor Services Corporation


      Guardian Investor Services Corporation ("GISC") acts as the sole investment adviser for The Guardian Small Cap Stock Fund. It also serves as adviser to The Guardian Stock Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and 8 of the 10 operational series funds which comprise The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Cash Management Fund, The Guardian Asset Allocation Fund the Guardian High yield Bond Fund, and the Guardian Park Avenue Tax-Efficient Fund. GISC serves as the manager of The Gabelli Capital Asset Fund. GISC is also the co-investment adviser for The Guardian Real Estate Account. GISC's principal business address is 201 Park Avenue South, New York, New York 10003. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account K and The Guardian Separate Account M, are all unit investment trusts registered under the Investment Company Act of 1940, as amended.


     A list of GISC's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 201 Park Avenue South, New York, New York 10003.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------




Joseph A. Caruso          Secretary          Vice President and Secretary, The
                                             Guardian Life Insurance Company of
                                             America 3/96 to present; Second
                                             Vice President and Secretary, 1/95
                                             to 2/96; Secretary prior thereto.
                                             Vice President and Secretary: The
                                             Guardian Insurance & Annuity
                                             Company, Inc., Guardian Investor
                                             Services Corporation; Secretary,
                                             Guardian Asset Management
                                             Corporation, various
                                             Guardian-sponsored mutual funds.


----------
* Principal business address: 1 Rutland Court, Edinburgh EH3 8EY, Scotland.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------

Philip H. Dutter          Director           Independent Consultant (self-
                                             employed). Director: The Guardian
                                             Life Insurance Company of America.
                                             Director: The Guardian Insurance &
                                             Annuity Company, Inc.


Arthur Vincent Ferrara    Director           Retired. Former Chairman of the
                                             Board and Chief Executive Officer,
                                             The Guardian Life Insurance Company
                                             of America 1/93-12/95; Director
                                             1/81-present. Director (Trustee) of
                                             Guardian Investor Services
                                             Corporation, The Guardian Insurance
                                             & Annuity Company, Inc.,* Gabelli
                                             Capital Asset Fund and various
                                             mutual funds within the Guardian
                                             Fund Complex.

Leo R. Futia              Director           Retired. Former Chairman of the
                                             Board and Chief Executive Officer,
                                             The Guardian Life Insurance Company
                                             of America; Director 5/70 -
                                             present. Director (Trustee) of The
                                             Guardian Insurance & Annuity
                                             Company, Inc., Guardian Investor
                                             Services Corporation and various
                                             mutual funds within the Guardian
                                             Fund Complex. Director (Trustee) of
                                             various mutual funds sponsored by
                                             Value Line, Inc.


Earl C. Harry             Treasurer          Treasurer: The Guardian Life
                                             Insurance Company of America
                                             11/96 - present; Assistant
                                             Treasurer prior thereto.
                                             Treasurer: The Guardian Insurance
                                             & Annuity Company, Inc., and
                                             Guardian Asset Management
                                             Corporation.

----------
* Principal business address: 711 Third Avenue, New York, New York 10017.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------


Thomas R. Hickey, Jr.    Senior Vice         Vice President, Equity Operations:
                         President,          The Guardian Life Insurance Company
                         Operations          of America.  Vice President,
                                             Operations: The Guardian
                                             Insurance & Annuity Company, Inc.
                                             Officer of various Guardian-
                                             sponsored mutual funds.


Peter L. Hutchings         Director          Executive Vice President and Chief
                                             Financial Officer: The Guardian
                                             Life Insurance Company of America.
                                             Director: Guardian Asset Management
                                             Corporation. Director: The Guardian
                                             Insurance & Annuity Company, Inc.


Ryan W. Johnson         Vice President,      Second Vice President, Equity
                         Equity Sales        Sales: The Guardian Life Insurance
                                             Company of America since 3/95;
                                             Regional Sales Director, Western
                                             Division, for Equity Products prior
                                             thereto. Vice President, Equity
                                             Sales, The Guardian Insurance &
                                             Annuity Company, Inc.


Frank J. Jones           Director            Executive Vice President and Chief
                                             Investment Officer: The Guardian
                                             Life Insurance Company of America.
                                             Director, Executive Vice President
                                             and Chief Investment Officer: The
                                             Guardian Insurance & Annuity
                                             Company, Inc. Director: Guardian
                                             Asset Management Corporation and
                                             Guardian Baillie Gifford
                                             Limited*.Officer of various
                                             Guardian-sponsored mutual funds.

----------
*Principal business address: 1 Rutland Court, Edinburgh EH3 8EY, Scotland.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------




Frank L. Pepe           Vice President &     Vice President and Controller,
                           Controller        Equity Products: The Guardian Life
                                             Insurance Company of America since
                                             1/96. Second Vice President and
                                             Controller prior thereto. Vice
                                             President and Controller: The
                                             Guardian Insurance & Annuity
                                             Company, Inc. Officer of various
                                             Guardian-sponsored mutual funds.

                                                 Other Substantial Business,
     Name            Position(s) with GISC   Profession, Vocation or Employment
     ----            ---------------------   ----------------------------------


Richard T. Potter, Jr.    Vice President     Vice President and Equity Counsel:
                          and Counsel        The Guardian Life Insurance Company
                                             of America since 1/96; Second Vice
                                             President and Equity Counsel prior
                                             thereto. Vice President and
                                             Counsel: The Guardian Insurance &
                                             Annuity Company, Inc.; Counsel,
                                             Guardian Asset Management
                                             Corporation and various
                                             Guardian-sponsored mutual funds.


Joseph D. Sargent         Director           President, Chief Executive Officer
                                             and Director: The Guardian Life
                                             Insurance Company of America since
                                             1/96; President and Director prior
                                             thereto. President and Director:
                                             The Guardian Insurance & Annuity
                                             Company, Inc. Director (Trustee)
                                             Guardian Asset Management
                                             Corporation, Guardian Baillie
                                             Gifford, Ltd.*, various Guardian-
                                             sponsored mutual funds.


John M. Smith             President &        Executive Vice President: The
                           Director          Guardian Life Insurance Company of
                                             America 1/95 to present; Senior
                                             Vice President, Equity Products
                                             prior thereto. Executive Vice
                                             President and Director: The
                                             Guardian Insurance & Annuity
                                             Company, Inc. Director: Guardian
                                             Baillie Gifford Ltd.* and Guardian
                                             Asset Management Corporation
                                             President and Director: Guardian
                                             Asset Management Corporation.
                                             President: GIAC Funds, Inc.

William C. Warren         Director           Retired.
                                             Director: The Guardian Life
                                             Insurance Company of America.
                                             Director: The Guardian Insurance &
                                             Annuity Company, Inc.
                                             Director: Guardian Investor
                                             Services Corporation


----------
*Principal business address: 1 Rutland Court, Edinburgh EH3 8EY, Scotland.

Item 29. Principal Underwriters


(a) Guardian Investor Services Corporation ("GISC") is the principal underwriter and distributor of the Registrant's shares and is also the principal underwriter and distributor of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., and The Park Avenue Portfolio, a series fund consisting of the following portfolios: The Guardian Park Avenue Fund, The Guardian Cash Management Fund, The Guardian Baillie Gifford International Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Park Avenue Small Cap Fund The Guardian High Yield Bond Fund and The Guardian Park Avenue Tax-Efficient Fund. In addition, GISC is the distributor of variable contracts offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through GIAC's separate accounts: The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account K, and The Guardian Separate Account M which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.


(b) The following is a list of the directors and officers of GISC and their respective positions with the Registrant, if any. The principal business address of each individual listed below is 201 Park Avenue South, New York, New York 10003.

                            Position(s)                       Position(s)
    Name                    with GISC                         with Registrant
    ----                    ---------                         ---------------


John M. Smith               President & Director              President
Philip H. Dutter            Director                          None
Arthur V. Ferrara           Director                          Director
Leo R. Futia                Director                          Director
Peter L. Hutchings          Director                          None
Frank J. Jones              Director                          None
Joseph D. Sargent           Director                          Chairman of the
                                                              Board of Directors
William C. Warren           Director                          None
Ryan W. Johnson             Senior Vice President & National  None
                              Sales Director
Thomas R. Hickey, Jr.       Senior Vice President, Operations Vice President
Frank L. Pepe               Vice President & Controller       Treasurer
Donald P. Sullivan, Jr.     Vice President                    Second Vice
                                                              President
Earl C. Harry               Treasurer                         None
Richard T. Potter, Jr.      Vice President and Counsel        Counsel
Joseph A. Caruso            Vice President and Secretary      Secretary
Ann T. Kearney              Second Vice President             Controller


(c) Not Applicable.

Item 30. Location of Accounts and Records

     Most of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained on behalf of the Registrant by the custodian and transfer agent, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. Documents constituting the Registrant's corporate records are maintained on behalf of the Registrant by The Guardian Insurance & Annuity Company, Inc. at 201 Park Avenue South, New York, New York 10003.

Item 31. Management Services

     Pursuant to an administrative and secretarial agreement between GBG and Baillie Gifford & Co., the latter will furnish office space, clerical staff, services and facilities required by GBG in connection with its obligations under the Investment Management Agreement between GBG and the Registrant for an annual fee of 10,000 (British Pounds) (approximately $20,000).

Item 32. Undertakings

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

     Registrant hereby undertakes to furnish, upon request and without charge, a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's prospectus is delivered.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, GIAC Funds, Inc. (formerly GBG Funds, Inc. and formerly Baillie Gifford International Fund, Inc.) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 27th day of April, 1998.


                                   GIAC FUNDS, INC.



                                   By       s/THOMAS R. HICKEY, JR.
                                      --------------------------------
                                              Thomas R. Hickey, Jr.
                                                Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates reflected below.




s/JOHN M. SMITH*                  President                       April 27, 1998
-------------------------         (Principal Executive
  John M. Smith                   Officer)



s/FRANK L. PEPE*                  Treasurer
-------------------------         (Principal Financial
  Frank L. Pepe                    and Accounting Officer)


-------------------------         Chairman of the Board of
  Joseph D. Sargent               Directors


s/JOHN C. ANGLE*                  Director
-------------------------
  John C. Angle


s/FRANK J. FABOZZI*               Director
-------------------------
  Frank J. Fabozzi


s/ARTHUR V. FERRARA*              Director
-------------------------
  Arthur V. Ferrara


s/LEO R. FUTIA*                   Director
-------------------------
  Leo R. Futia


s/WILLIAM W. HEWITT, JR.*         Director
-------------------------
  William W. Hewitt, Jr.


s/SIDNEY I. LIRTZMAN*             Director
-------------------------
  Sidney I. Lirtzman


-------------------------         Director
  Carl W. Schafer


s/ROBERT G. SMITH*                Director
-------------------------
  Robert G. Smith



*By s/THOMAS R. HICKEY, JR.       Vice President                  April 27, 1998
   -------------------------
      Thomas R. Hickey, Jr.
 Pursuant to a Power of Attorney

                                GIAC FUNDS, INC.

                                  Exhibit Index


b)   Exhibits

            Number                   Description
            ------                   -----------


            1(a)    -- Registrant's Articles of Incorporation as amended through
                       March 31, 1998

            2       -- Registrant's By-Laws

            3       -- Not Applicable

            4       -- Not Applicable

            5(a)    -- Form of Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Registrant for Baillie Gifford International Fund

            5(b)    -- Form of Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Registrant for Baillie Gifford Emerging Markets Fund

            5(c)(i) -- Form of Sub-Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Baillie Gifford International Fund

               (ii) -- Form of Supplemental Sub-Investment Management
                        Agreement between Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited for Baillie Gifford International Fund

            5(d)    -- Form of Sub-Investment Management Agreement between
                        Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited for Baillie Gifford Emerging Markets Fund

            5(e)    -- Form of Investment Management Agreement between
                        Guardian Investor Services Corporation and Registrant for Guardian Small-Cap Stock Fund(1)

            6       -- Not Applicable

            7       -- Not Applicable

            8       -- Form of Custodian Agreement between State Street Bank
                        and Trust Company and Registrant

            8(b)    -- Addendum to Custodian Agreement between State Street
                        Bank and Trust Company and Registrant

            9       -- Form of Transfer Agency Agreement between State
                        Street Bank and Trust Company and Registrant

            10(a)   -- Opinion and Consent of Counsel

            10(b)   -- Consent of Counsel

            11(a)   -- Consent of Ernst & Young LLP

            12      -- Not Applicable

            13      -- Letter from The Guardian Insurance & Annuity Company,
                        Inc. with respect to providing the initial capital for the Registrant

            14      -- Not Applicable

            15      -- Not Applicable

            16      -- Schedule for Computation of Performance Quotations

            17      -- Powers of Attorney executed by the Board of Directors
                        and certain principal officers of the Registrant

            27      -- Financial Data Schedules

   ----------

(1) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement for the Registrant on Form N-1A as filed on April 30, 1997.


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